AMERICAN EXPRESS Financial Direct

Strategist Tax-Free Income Fund, Inc.

1999 Semiannual Report

                                        Strategist Tax-Free High Yield Fund

Table of Contents

From the Portfolio Manager                                             2
Financial Statements (Strategist Tax-Free High Yield Fund)             4
Notes to Financial Statements (Strategist Tax-Free High Yield Fund)    7
Financial Statements (Tax-Free High Yield Portfolio)                  12
Notes to Financial Statements (Tax-Free High Yield Portfolio)         15
Investments in Securities (Tax-Free High Yield Portfolio)             18

From the Portfolio Manager

Strategist Tax-Free High Yield

(picture of) Kurt Larson
Kurt Larson
Portfolio manager

Rising interest rates put a damper on the bond market during the first half of the Portfolio's fiscal year -- December 1998 through May 1999. The Portfolio's dividend was essentially unaffected, however, resulting in a positive total return of 0.93%.

Last December, with worries about a potential global recession on the wane, investors refocused their attention on the remarkably robust U.S. economy. Despite ongoing reports of still-benign inflation, they concluded that an increase in consumer prices was becoming a greater possibility. The result was increased selling pressure on bonds, which in turn drove long-term interest rates up and bond prices down for much of the six months.


DEMAND MEETS SUPPLY
Looking at other market fundamentals, the supply of municipal bonds during the period slacked off from an unusually high level in previous months. On the demand side, both institutions and individuals maintained a healthy appetite, comfortably absorbing the amount of new issues.

As for changes to the portfolio, there is little to report. I kept the duration (a function of the average maturity of the bonds owned that determines the Portfolio's approximate sensitivity to interest-rate swings) in basically a neutral range. In the end, that meant the net asset value moved basically in tandem with changes in municipal-bond interest rates. My main focus continued to be on keeping the dividend as high as prudently possible. In keeping with that, I added to investments in bonds with ratings of BBB and below, which provided an ample level of interest income without exposing the Fund to undue credit risk.

At this writing (mid-June), I'm not expecting much change in the environment for bonds. While interest rates will almost certainly bounce around over the short term, I think they'll be confined to a reasonably narrow range. If that proves true, bond prices should be able to at least hold their own in the months ahead. Beyond that, concerns about a potential global economic upheaval stemming from the Y2K computer conversion could spark a run toward U.S. bonds late in 1999. That scenario is impossible to predict, of course, but if it happens, the resulting boost for the bond market would be positive for the Portfolio.



Kurt Larson

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

Financial Statements

Statement of assets and liabilities
Strategist Tax-Free High Yield Fund

May 31, 1999 (Unaudited)

Assets
Investment in Tax-Free High Yield Portfolio (Note 1)                                                          $940,278
Expense receivable from AEFC                                                                                     5,255
                                                                                                                 -----
Total assets                                                                                                   945,533
                                                                                                               -------

Liabilities
Dividends payable to shareholders                                                                                  204
Accrued distribution fee                                                                                             6
Accrued transfer agency fee                                                                                          1
Accrued administrative services fees                                                                                 1
Other accrued expenses                                                                                           3,429
                                                                                                                 -----
Total liabilities                                                                                                3,641
                                                                                                                 -----
Net assets applicable to outstanding capital stock                                                            $941,892
                                                                                                              ========

Represented by

Capital stock-- $.01 par value (Note 1)                                                                       $  2,051
Additional paid-in capital                                                                                     919,699
Undistributed net investment income                                                                                129
Accumulated net realized gain (loss) (Note 4)                                                                  (11,977)
Unrealized appreciation (depreciation) on investments                                                           31,990
                                                                                                                ------
Total-- representing net assets applicable to outstanding capital stock                                       $941,892
                                                                                                              ========
Shares outstanding                                                                                             205,127
                                                                                                               -------
Net asset value per share of outstanding capital stock                                                        $   4.59
                                                                                                              --------

See accompanying notes to financial statements.

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

Statement of operations
Strategist Tax-Free High Yield Fund

Six months ended May 31, 1999 (Unaudited)

Investment income
Income:
Interest                                                                                                       $29,374
                                                                                                               -------
Expenses (Note 2):
Expenses allocated from Tax-Free High Yield Portfolio                                                            2,047
Distribution fee                                                                                                 1,118
Transfer agency fee                                                                                                174
Administrative services fees and expenses                                                                          179
Compensation of board members                                                                                      458
Registration fees                                                                                                4,468
Audit fees                                                                                                       3,500
Other                                                                                                                7
                                                                                                                     -
Total expenses                                                                                                  11,951
    Less expenses reimbursed by AEFC                                                                            (7,705)
                                                                                                                ------
Total net expenses                                                                                               4,246
                                                                                                                 -----
Investment income (loss) -- net                                                                                 25,128
                                                                                                                ------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions                                                                                       (1,541)
    Financial futures contracts                                                                                    (11)
                                                                                                                   ---
Net realized gain (loss) on investments                                                                         (1,552)
Net change in unrealized appreciation (depreciation) on investments                                            (16,687)
                                                                                                               -------
Net gain (loss) on investments                                                                                 (18,239)
                                                                                                               -------
Net increase (decrease) in net assets resulting from operations                                               $  6,889
                                                                                                              ========

See accompanying notes to financial statements.

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

Statements of changes in net assets
Strategist Tax-Free High Yield Fund
                                                                                   May 31, 1999          Nov. 30, 1998
                                                                                 Six months ended         Year ended
                                                                                   (Unaudited)
Operations and distributions
Investment income (loss)-- net                                                       $ 25,128              $ 43,777
Net realized gain (loss) on investments                                                (1,552)               (3,317)
Net change in unrealized appreciation (depreciation) on investments                   (16,687)               10,887
                                                                                      -------                ------
Net increase (decrease) in net assets resulting from operations                         6,889                51,347
                                                                                        -----                ------

Distributions to shareholders from:
    Net investment income                                                             (25,603)              (44,314)
                                                                                      -------               -------

Capital share transactions (Note 3)
Proceeds from sales                                                                   111,450               101,260
Reinvestment of distributions at net asset value                                       26,137                43,846
Payments for redemptions                                                              (39,617)              (23,880)
                                                                                      -------               -------
Increase (decrease) in net assets from capital share transactions                      97,970               121,226
                                                                                       ------               -------
Total increase (decrease) in net assets                                                79,256               128,259
Net assets at beginning of period                                                     862,636               734,377
                                                                                      -------               -------
Net assets at end of period                                                          $941,892              $862,636
                                                                                     ========              ========
Undistributed net investment income                                                  $    129              $    604
                                                                                     --------              --------

See accompanying notes to financial statements.


Notes to Financial Statements

Strategist Tax-Free High Yield Fund
(Unaudited as to May 31, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of Strategist Tax-Free Income Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 3 billion authorized shares of capital stock.

Investment in Tax-Free High Yield Portfolio
The Fund invests all of its net investable assets in the Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust, an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium- and lower-quality bonds (junk bonds) and other debt obligations.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of May 31, 1999 was 0.02%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Organizational costs
The Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by American Express Financial Corporation (AEFC) representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
At May 31, 1999, AEFC owned 134,479 shares of the Fund.


2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account of $25.

Under a Plan and Agreement of Distribution, the Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution services.

A redemption fee of 0.5% is applied and retained by the Fund, if shares are redeemed or exchanged within 180 days of purchase.

AEFC and the Distributor have agreed to waive certain fees and to absorb other of the Fund's expenses until Dec. 31, 1999. Under this agreement, the Fund's total expenses will not exceed 0.95% of the Fund's average daily net assets.


3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                           Six months ended May 31, 1999
Sold                                                  23,829
Issued for reinvested distributions                    5,626
Redeemed                                              (8,528)
                                                      ------
Net increase (decrease)                               20,927
                                                      ------

                                              Year ended Nov. 30, 1998
Sold                                                  21,706
Issued for reinvested distributions                    9,380
Redeemed                                              (5,146)
                                                      ------
Net increase (decrease)                               25,940
                                                      ------

4. CAPITAL LOSS CARRYOVER
For federal income tax purposes, Tax-Free High Yield Fund had a capital loss carryover as of Nov. 30, 1998 of $6,041 that if not offset by subsequent capital gains, will expire in 2004 through 2006. It is unlikely the board will authorize a distribution of any net realized capital gains for a fund until its available capital loss carryover has been offset or expires.
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

5. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

Fiscal period ended Nov. 30,
Per share income and capital changesa

                                                                    1999b         1998            1997          1996c

Net asset value, beginning of period                               $4.68         $4.64           $4.56         $4.46

Income from investment operations:
Net investment income (loss)                                         .13           .26             .28           .15

Net gains (losses) (both realized and unrealized)                   (.09)          .04             .08           .10

Total from investment operations                                     .04           .30             .36           .25

Less distributions:

Dividends from net investment income                                (.13)         (.26)           (.28)         (.15)

Net asset value, end of period                                     $4.59         $4.68           $4.64         $4.56

Ratios/supplemental data

Net assets, end of period (in thousands)                            $942          $863            $734          $535

Ratio of expenses to average daily net assetse                      .95%d         .94%            .95%          .95%d

Ratio of net investment income (loss)
to average daily net assets                                        5.62%d        5.54%           6.02%         6.22%d

Portfolio turnover rate
(excluding short-term securities)                                     6%           14%              4%            4%

Total return                                                        .93%         6.65%           8.26%         5.60%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended May 31, 1999 (Unaudited).
c Inception date was May 13, 1996.
d Adjusted to an annual basis.
e The Advisor and Distributor voluntarily limited total operating expenses to 0.95% of average daily net assets. Without this agreement, the ratio of expenses to average daily net assets would have been 1.72%, 1.76%, 2.96% and 24.16% for the periods ended 1999, 1998, 1997 and 1996, respectively.

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

Financial Statements

Statement of assets and liabilities
Tax-Free High Yield Portfolio

May 31, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
    (identified cost $5,291,457,689)                                                                    $5,804,059,440
Accrued interest receivable                                                                                107,192,658
Receivable for investment securities sold                                                                   23,235,757
                                                                                                            ----------
Total assets                                                                                             5,934,487,855
                                                                                                         -------------

Liabilities

Disbursements in excess of cash on demand deposit                                                            1,504,985
Payable for investment securities purchased                                                                 39,663,884
Accrued investment management services fee                                                                      71,411
Other accrued expenses                                                                                          20,373
                                                                                                                ------
Total liabilities                                                                                           41,260,653
                                                                                                            ----------
Net assets                                                                                              $5,893,227,202
                                                                                                        ==============

See accompanying notes to financial statements.


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

Statement of operations
Tax-Free High Yield Portfolio

Six months ended May 31, 1999 (Unaudited)

Investment income
Income:
Interest                                                                                                  $187,649,289
                                                                                                          ------------
Expenses (Note 2):
Investment management services fee                                                                          12,943,100
Compensation of board members                                                                                   12,687
Custodian fees                                                                                                 131,338
Audit fees                                                                                                      17,625
Other                                                                                                           46,425
                                                                                                                ------
Total expenses                                                                                              13,151,175
    Earnings credits on cash balances (Note 2)                                                                 (15,790)
                                                                                                               -------
Total net expenses                                                                                          13,135,385
                                                                                                            ----------
Investment income (loss) -- net                                                                            174,513,904
                                                                                                           -----------

Realized and unrealized gain (loss) -- net

Net realized gain (loss) on:
    Security transactions (Note 3)                                                                          (7,271,453)
    Financial futures contracts                                                                                (69,937)
                                                                                                               -------
Net realized gain (loss) on investments                                                                     (7,341,390)
Net change in unrealized appreciation (depreciation) on investments                                       (106,393,203)
                                                                                                          ------------
Net gain (loss) on investments                                                                            (113,734,593)
                                                                                                          ------------
Net increase (decrease) in net assets resulting from operations                                            $60,779,311
                                                                                                           ===========

See accompanying notes to financial statements.



Statements of changes in net assets
Tax-Free High Yield Portfolio
                                                                               May 31, 1999              Nov. 30, 1998
                                                                             Six months ended             Year ended
                                                                                (Unaudited)

Operations
Investment income (loss)-- net                                                 $  174,513,904           $  348,535,304
Net realized gain (loss) on investments                                            (7,341,390)              (5,085,468)
Net change in unrealized appreciation (depreciation) on investments              (106,393,203)              61,787,273
                                                                                 ------------               ----------
Net increase (decrease) in net assets resulting from operations                    60,779,311              405,237,109
Net contributions (withdrawals) from partners                                    (173,247,067)            (387,941,646)
                                                                                 ------------             ------------
Total increase (decrease) in net assets                                          (112,467,756)              17,295,463
Net assets at beginning of period                                               6,005,694,958            5,988,399,495
                                                                                -------------            -------------
Net assets at end of period                                                    $5,893,227,202           $6,005,694,958
                                                                               ==============           ==============

See accompanying notes to financial statements.


Notes to Financial Statements

Tax-Free High Yield Portfolio
(Unaudited as to May 31, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Tax-Free High Yield Portfolio invests primarily in medium- and lower-quality bonds and other debt obligations.

The Portfolios' significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of May 31, 1999 the Portfolio has entered into outstanding when-issued or forward-commitments of $7,669,520.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended May 31, 1999, the Portfolio's custodian fees were reduced by $15,790 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $440,829,364 and $345,125,588, respectively, for the six months ended May 31, 1999. For the same period, the portfolio turnover rate was 6%. Realized gains and losses are determined on an identified cost basis.

4. INTEREST RATE FUTURES CONTRACTS
As of May 31, 1999, investments in securities included securities valued at $83,650 that were pledged as collateral to cover initial margin deposits on 250 open purchase contracts. The market value of the open purchase contracts as of May 31, 1999 was $30,117,188 with a net unrealized loss of $138,469. See
"Summary   of   significant   accounting   policies."


Investments in Securities

Tax-Free High Yield Portfolio
May 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (98.4%)
Name of issuer and title of issue(b,f)                          Coupon             Principal                  Value(a)
                                                                 rate               amount

Alabama (0.2%)
Baldwin County Eastern Shore Health Care Authority
    Hospital Revenue Bonds Thomas Hospital Series 1991
        04-01-16                                                 8.50%            $4,765,000                 $5,238,784
Camden Industrial Development Board Solid Waste Disposal Revenue Bonds MacMillan
    Bloedel Series 1991A A.M.T.
        04-01-19                                                 7.75              8,500,000                  9,005,070
Total                                                                                                        14,243,854

Alaska (0.2%)
Industrial Development & Exploration Authority
    Electric Power Revenue Bonds
    Upper Lynn Canal Regional Power
    Series 1997 A.M.T.
        01-01-18                                                 5.80                830,000                    810,503
        01-01-32                                                 5.88              1,800,000                  1,746,576
North Slope Borough General Obligation Bonds
    Zero Coupon Series 1994B (CGIC Insured)
        06-30-04                                                 7.05              7,000,000(d)               5,631,710
        06-30-05                                                 7.15              7,000,000(d)               5,360,810
Total                                                                                                        13,549,599

Arizona (1.3%)
Chandler Industrial Development Authority
    Beverly Enterprises Series 1994
        09-01-08                                                 7.63              2,660,000                  2,748,658
Flagstaff Industrial Development Authority
    Lifecare Revenue Bonds Northern Arizona
    Senior Living Community Series 1998
        09-01-28                                                 6.20              5,020,000                  4,842,392
        09-01-38                                                 6.30              6,165,000                  5,930,915
Maricopa County Hospital System Revenue Bonds
    Samaritan Health Services Series 1981
        01-01-08                                                12.00                255,000                    388,125
Maricopa County Industrial Development Authority
    Multi-family Housing Revenue Bonds Series B
        07-01-26                                                 7.38              2,295,000                  2,768,803
Maricopa County Industrial Development Authority
    Senior Living Facilities Revenue Bonds Series 1997A
        04-01-27                                                 7.88             15,000,000                 16,152,450
Maricopa County Pollution Control Refunding
    Revenue Bonds Palo Verde Public Service
        08-15-23                                                 6.38              3,500,000                  3,627,330
Navajo Industrial Development Authority Revenue Bonds
    Stone Container Corporation Series 1997 A.M.T.
        06-01-27                                                 7.20              3,000,000                  3,274,050
Phoenix Civic Improvement Waste Water System
    Lease Refunding Revenue Bonds
        07-01-18                                                 5.00              5,000,000                  4,921,250
Phoenix Industrial Development Authority
    Refunding Revenue Bonds Christian Care Apartments
        01-01-26                                                 6.50              9,525,000                 10,073,069
PimaCounty Industrial  Development Authority  Multi-family Housing Revenue Bonds
    Las Villas De Kino Apartments Series 1997 A.M.T.
        08-01-29                                                 6.90              7,000,000                  7,178,990
PimaCounty Industrial  Development Authority  Multi-family Housing Revenue Bonds
    Las Villas De Kino Apartments Series 1998 A.M.T.
        08-01-30                                                 6.25              3,920,000                  3,845,755
Pima County Industrial Development Authority
    Revenue Bonds LaPosada Park Centre Series 1996A
        05-15-27                                                 7.00              5,750,000                  6,048,655
Scottsdale Industrial Development Authority
    Beverly Enterprises Series 1994
        09-01-08                                                 7.63              2,940,000                  3,038,049
Total                                                                                                        74,838,491

Arkansas (0.2%)
PopeCounty Solid Waste  Disposal  Revenue  Bonds  Arkansas  Power & Light Series
    1991 A.M.T.
        01-01-21                                                 8.00              3,250,000                  3,456,375
Washington County District 5 General Obligation
    Refunding Improvement Bonds
        02-01-09                                                 7.00              7,135,000                  7,021,197
Total                                                                                                        10,477,572

California (8.9%)
ABAG Financial Authority for Nonprofit Corporations
    Certificate of Participation International School
     Series 1996
        05-01-26                                                 7.38              8,000,000                  8,479,520
Community Development Authority Health Facilities
    Unihealth America Certificate of Participation
    Series 1993 Inverse Floater (AMBAC Insured)
        10-01-11                                                 7.77             22,400,000(c)              25,424,000
Contra Costa County Residential Rent Facility
    Multi-family Housing Revenue Bonds Cypress Meadows
    Series 1998E A.M.T.
        09-01-28                                                 7.00              5,000,000                  4,833,600
East Bay Municipal Utility District Water Revenue Bonds
    Series 1993 Inverse Floater (MBIA Insured)
        06-01-08                                                 6.57             15,500,000(c)              16,914,375
Foothill/Eastern Transportation Corridor Agency
    Toll Road Revenue Bonds Series 1995A
        01-01-35                                                 5.00             41,070,000                 38,298,595
Fresno Health Facility Refunding Revenue Bonds
    Holy Cross Health System (MBIA Insured)
        12-01-13                                                 5.63              3,000,000                  3,182,880
Irwindale Redevelopment Agency Subordinate Lien
    Tax Allocation Bonds
        12-01-26                                                 7.05              5,750,000                  6,309,360
Lake Elsinore Public Financing Authority
    Local Agency Revenue Bonds Series 1997F
        09-01-20                                                 7.10             12,000,000                 12,839,640
Los Angeles County Certificate of Participation
        05-01-15                                                 6.71             20,000,000                 21,396,600
Los Angeles International Airport Regional Airports
    Improvement Corporation Refunding
    Revenue Bonds Delta Airlines
        11-01-25                                                 6.35             13,000,000                 13,956,280
Los Angeles International Airport Regional Airports
    Improvement Corporation Refunding Revenue Bonds
    United Airlines Series 1984
        11-15-21                                                 8.80             11,650,000                 12,568,020
Los Angeles Water & Power Electric Plant
    Refunding Revenue Bonds Series 1992
        02-01-20                                                 6.38             10,000,000                 10,723,100
Millbrae Residential Facility Revenue Bonds
    Magnolia of Millbrae Series 1997A A.M.T.
        09-01-27                                                 7.38              2,500,000                  2,664,150
Northern California Power Agency Geothermal 3
    Revenue Bonds
        07-01-09                                                 5.00             49,635,000                 51,149,857
Novato Community Facility District 1 Vintage Oaks
    Public Improvement Special Tax Refunding Bonds
        08-01-21                                                 7.25              5,000,000                  5,402,100
Oceanside Certificate of Participation Refunding Bonds
    Oceanside Civic Center (MBIA Insured)
        08-01-19                                                 5.25              7,000,000                  7,041,090
Orange County Special Tax Community Facilities Bonds
    Aliso Veijo District 88-1 Series 1992A
        08-15-18                                                 7.35              6,000,000                  6,756,240
Pleasanton Joint Powers Financing Authority Reassessment
    Revenue Bonds Series 1993A
        09-02-12                                                 6.15              4,375,000                  4,657,319
Sacramento Cogeneration Authority Revenue Bonds
    Procter & Gamble Series 1995
        07-01-14                                                 6.50              3,800,000                  4,328,694
        07-01-21                                                 6.50              8,000,000                  9,113,040
Sacramento Municipal Utility District Electric
    Refunding Revenue Bonds Series 1993D
    Inverse Floater (FSA Insured)
        11-15-05                                                 7.12             15,800,000(c)              17,893,500
        11-15-06                                                 7.32             16,400,000(c)              18,573,000
Sacramento Municipal Utility District Electric
    Refunding Revenue Bonds Series 1993D
    Inverse Floater (MBIA Insured)
        11-15-15                                                 7.77             15,000,000(c)              16,181,250
Sacramento Power Authority Cogeneration
    Revenue Bonds Campbell Soup Series 1995
        07-01-22                                                 6.00             25,000,000                 26,211,500
San Joaquin Hills Orange County Transportation
    Corridor Agency Senior Lien Toll Road Revenue Bonds
        01-01-32                                                 6.75             14,785,000                 16,478,178
San Joaquin Hills Transportation Corridor Agency
    Capital Appreciation Toll Road Refunding Revenue
    Bonds Zero Coupon Series 1997A (MBIA Insured)
        01-15-24                                                 5.62              9,000,000(d)               2,431,890
        01-15-25                                                 5.03             69,375,000(d)              17,739,881
        01-15-26                                                 5.51             30,000,000(d)               7,239,900
        01-15-27                                                 5.51              6,670,000(d)               1,523,561
        01-15-28                                                 5.05             13,880,000(d)               3,000,440
        01-15-32                                                 5.41             27,000,000(d)               4,685,310
        01-15-36                                                 5.42             88,415,000(d)              12,378,100
San Joaquin Hills Transportation Corridor Agency
    Senior Lien Toll Road Revenue Bonds
    Zero Coupon Escrowed to Maturity
        01-01-17                                                 5.35             34,860,000(d)              14,226,715
San Jose Redevelopment Agency Merged Area
    Tax Allocation Bonds Series 1993 Inverse Floater
    (MBIA Insured)
        08-01-14                                                 6.81             33,600,000(c)              35,657,999
Santa Nella County Water District Improvement
    Limited Obligation Refunding Improvement Bonds
    Series 1998
        09-02-28                                                 6.25              2,830,000                  2,770,174
Sierra Unified School District Fresno County
    Certificate of Participation Capital Funding
    Refunding Bonds Series 1993
        03-01-18                                                 6.13              6,470,000                  6,754,357
South Tahoe Joint Powers Financing Authority
    Refunding Revenue Bonds South Tahoe Area 1
    Series 1995B
        10-01-28                                                 6.00              9,900,000                 10,246,797
Southern California Public Power Authority
    Power Revenue Bonds Palo Verde
    Series 1993 Inverse Floater (FGIC Insured)
        07-01-17                                                 6.62             20,000,000(c)              21,825,000
Ukiah Unified School District
    Mendocino County Certificate of Participation
    Series 1993
        09-01-10                                                 6.00              5,000,000                  5,334,650
University of California Refunding Revenue Bonds
    Multiple Purpose Project (AMBAC Insured)
        09-01-16                                                 5.25              6,000,000                  6,063,240
West Sacramento Financing Authority
    Special Tax Revenue Bonds Series 1999F
        09-01-29                                                 6.10              9,500,000                  9,255,945
Total                                                                                                       522,509,847

Colorado (7.1%)
Arapahoe County Industrial Development Revenue Bonds
    Dillion Real Estate-Kroger
        04-01-09                                                 8.00              4,000,000                  4,426,560
Arapahoe County Public Highway Authority Capital
    Improvement Trust Fund E-470 Highway
    Revenue Bonds
        08-31-26                                                 7.00             22,000,000                 25,878,379
Arapahoe County Public Highway Authority Capital
    Improvement Trust Fund E-470 Highway
    Revenue Bonds (MBIA Insured)
        09-01-23                                                 4.75              4,000,000                  3,716,760
Aurora Centretech Metropolitan District
    Arapahoe County Series 1987B
        12-01-23                                                 6.00              5,699,785                  6,311,828
Bowles Metropolitan District General Obligation Bonds
    Series 1995
        12-01-15                                                 7.75             15,500,000                 18,353,240
Briargate Public Building Authority
    Landowner Assessment Lien Bonds Series 1985A
        12-15-00                                                10.25              3,880,190(h)               3,492,171
Castle Rock Ranch Public Facility Improvement
    Revenue Bonds Series 1996
        12-01-17                                                 6.25             10,000,000                 10,612,000
Colorado Springs Hospital Revenue Bonds
    Memorial Hospital Series 1990
        12-15-10                                                 7.88              5,000,000                  5,320,000
Colorado Springs Utilities System
    Pre-refunded Revenue Bonds Series 1991C
        11-15-15                                                 6.50              1,505,000                  1,631,586
Colorado Springs Utilities System
    Refunding Revenue Bonds Series 1991C
        11-15-15                                                 6.50             24,895,000                 26,802,454
        11-15-21                                                 6.75             30,000,000                 32,573,179
Dawson Ridge Metropolitan District
    Refunding Revenue Bonds
    Zero Coupon Series B Escrowed to Maturity
        10-01-22                                                 5.21             40,000,000(d)              10,225,200
Denver City & County Airport Systems Revenue Bonds
    Series 1991A A.M.T.
        11-15-23                                                 8.75             10,000,000                 11,182,199
Denver City & County Airport Systems Revenue Bonds
    Series 1991D A.M.T.
        11-15-21                                                 7.75              8,650,000                  9,446,685
Denver City & County Airport Systems Revenue Bonds
    Series 1992A
        11-15-25                                                 7.25             20,975,000                 23,597,713
Denver City & County Airport Systems Revenue Bonds
    Series 1992B A.M.T.
        11-15-23                                                 7.25             20,500,000                 22,592,529
Denver City & County Airport Systems Revenue Bonds
    Series 1994A
        11-15-12                                                 7.50              5,000,000                  5,665,350
Denver City & County Airport Systems Revenue Bonds
    Series 1994A A.M.T.
        11-15-23                                                 7.50             19,340,000                 22,039,528
Denver City & County GVR Metropolitan District
    General Obligation Refunding Bonds Series 1991
        12-01-06                                                 8.00              1,385,000                  1,656,045
Denver City & County GVR Metropolitan District
    General Obligation Refunding Bonds Series 1995B
        12-01-06                                                11.00                730,000                    715,013
Denver Special Facility Airport Revenue Bonds
    United Air Lines Series A A.M.T.
        10-01-32                                                 6.88             25,400,000                 26,994,357
Denver Urban Renewal Authority Tax Increment
    Revenue Bonds Downtown Denver Redevelopment
    Adams Mark Hotel Series 1989 A.M.T.
        09-01-15                                                 8.00             16,285,000                 18,698,926
        09-01-16                                                 8.00              1,785,000                  2,049,591
        09-01-17                                                 8.00              1,930,000                  2,216,084
Denver Urban Renewal Authority Tax Increment
    Revenue Bonds South Broadway Montgomery Ward
    Urban Renewal Series 1992
        05-01-16                                                 8.50             13,415,000                 14,786,147
Denver West Metropolitan District
    General Obligation Bonds Series 1996
        06-01-16                                                 6.50              2,560,000                  2,792,269
Denver West Metropolitan District
    General Obligation Refunding Improvement Bonds
    Series 1995
        12-01-14                                                 7.00              4,230,000                  4,691,451
Edgewater Redevelopment Authority
    Tax Increment Refunding Revenue Bonds
    Edgewater Redevelopment Series 1999
        12-01-08                                                 5.50              3,935,000                  3,841,190
Hotchkiss Industrial Development Revenue Bonds
    Dillion Real Estate-Kroger
        09-01-09                                                 8.00              1,500,000                  1,662,300
Housing Finance Authority Single Family Program
    Senior Bonds Series 1991B (FGIC Insured)
        08-01-11                                                 7.25              1,750,000(i)               1,829,853
        02-01-18                                                 7.30              1,590,000                  1,661,200
Lowry Economic Redevelopment Authority
    Revenue Bonds Series 1996
        12-01-10                                                 7.50             19,000,000                 21,795,090
Lowry Economic Redevelopment Authority
    Series A
        12-01-10                                                 7.00              3,600,000                  4,019,148
Saddle Rock Metropolitan District Limited Tax
    General Obligation Bonds Series 1997
        12-01-16                                                 7.63              5,450,000                  5,747,625
State Health Facility Authority Hospital Improvement
    Refunding Revenue Bonds
    Parkview Episcopal Medical Center Series 1995
        09-01-25                                                 6.13              7,000,000                  7,281,820
State Health Facility Authority Revenue Bonds
    Liberty Heights Zero Coupon Escrowed to Maturity
        07-15-22                                                 7.50             81,465,000(d)              22,402,060
Superior Metropolitan District 2 Limited Tax
    General Obligation Refunding Bonds
    MDC Holdings Series 1994B
        12-01-13                                                 8.25              2,580,000                  3,117,104
        12-01-13                                                 8.50             12,000,000                 13,257,480
Thornton Industrial Development Revenue Bonds
    Dillion Real Estate-Kroger
        09-01-09                                                 8.00              4,500,000                  4,979,880
Trailmark Metropolitan District
    General Obligation Bonds Series 1999B
        12-01-18                                                 5.80              5,000,000                  4,953,900
Westminster Industrial Development Revenue Bonds
    Dillion Real Estate-Kroger
        04-01-09                                                 8.00              3,500,000                  3,878,700
Total                                                                                                       418,894,594

Connecticut (0.2%)
State Development Authority Pollution Control
    Refunding Revenue Bonds Conneticut Light & Power
    Series 1993B A.M.T.
        09-01-28                                                 5.95             10,000,000                  9,893,600

District of Columbia (0.7%)
General Obligation Refunding Bonds Series 1994A
    (MBIA Insured)
        06-01-10                                                 6.00             27,875,000                 30,586,123
        06-01-11                                                 6.10              7,580,000                  8,351,113
Housing Finance Agency Multi-family Mortgage
    Revenue Bonds Temple Courts Section 8
    Series 1985 (FHA Insured)
        02-01-22                                                12.00              1,305,000                  1,492,855
Total                                                                                                        40,430,091

Florida (4.8%)
Arbor Greene Community Development District
    Special Assessment Revenue Bonds Series 1996
        05-01-18                                                 7.60              4,880,000                  5,247,122
Arbor Greene Community Development District
    Special Assessment Revenue Bonds Series 1998
        05-01-19                                                 6.30              1,390,000                  1,398,382
Brooks of Bonita Springs Community
    Development District Special Assessment
    District Capital Improvement Revenue Bonds
    Series 1998A
        05-01-19                                                 6.20             11,200,000                 11,186,672
Brooks of Bonita Springs Community
    Development District Special Assessment
    District Capital Improvement Revenue Bonds
    Series 1998B
        05-01-06                                                 5.65              2,750,000                  2,725,058
Championsgate Community Development District
    Capital Improvement Revenue Bonds Series 1998A
        05-01-20                                                 6.25              2,840,000                  2,836,535
Championsgate Community Development District
    Capital Improvement Revenue Bonds Series 1998B
        05-01-05                                                 5.70              1,515,000                  1,510,410
Charlotte County Development Authority 1st Mortgage
    Refunding Revenue Bonds
    Royal Palm Retirement Centre Series 1991
        03-01-14                                                 9.50              3,830,000                  4,114,990
Crossings at Fleming Island Community Development
    District Special Assessment Bonds Series 1995
        05-01-16                                                 8.25              9,810,000                 10,731,551
Crossings at Fleming Island Community Development
    District Utility Revenue Bonds Series 1994
        10-01-19                                                 7.38             13,250,000                 13,971,860
Department of Transportation Turnpike Revenue Bonds
    Series 1991A (AMBAC Insured)
        07-01-20                                                 6.25             20,000,000                 21,024,800
Gateway Centre Development District Pinellas County
    Special Assessment Revenue Bonds Series 1988
        01-01-09                                                 9.13              1,015,000                  1,049,094
Grand Haven Community Development District
    Special Assessment Bonds Flagler County
    Series 1997A
        05-01-02                                                 6.30              4,700,000                  4,789,535
Grand Haven Community Development District
    Special Assessment Revenue Bonds
    Series 1998A
        05-01-19                                                 6.90              1,000,000                  1,032,620
Heritage Harbor Community Development District
    Special Assessment Revenue Bonds
    Series 1997B
        05-01-03                                                 6.00              1,240,000                  1,251,123
        05-01-05                                                 5.75              1,650,000                  1,652,376
Heritage Palms Community Development District
    Capital Improvement Revenue Bonds
    Series 1998
        11-01-03                                                 5.40              4,340,000                  4,296,166
Hillsborough County Utility Refunding Revenue Bonds
    Series 1991A
        08-01-14                                                 7.00             24,000,000                 25,650,401
Hillsborough County Utility Refunding Revenue Bonds
    Series 1991A (MBIA Insured)
        08-01-16                                                 6.50             24,760,000                 26,506,324
Lakewood Ranch Community Development District 1
    Manatec County Benefit Special Assessment Bonds
    Series 1998
        05-01-17                                                 7.30              3,680,000                  3,746,166
Lakewood Ranch Community Development District 1
    Special Assessment Bonds Series 1994
        05-01-14                                                 8.25              2,310,000                  2,498,588
Miami Health Facility Authorization Revenue Bonds
    Inverse Floater (AMBAC Insured)
        08-15-15                                                 7.04              3,500,000(c)               3,591,875
North Springs Improvement Special Assessment
    District Revenue Bonds Heron Bay Series 1997
        05-01-19                                                 7.00              3,000,000                  3,181,410
North Springs Improvement Special Assessment
    District Revenue Bonds Parkland Isles Series 1997B
        05-01-05                                                 6.25              2,800,000                  2,845,024
Orange County Housing Finance Authority
    Multi-family Housing Revenue Bonds
    Dunwoodie Apartments Series 1999E A.M.T.
        07-01-35                                                 6.50              6,020,000                  5,961,606
Palm Beach County Health Facilities Authority Hospital
    Revenue Bonds Good Samaritan Health Series 1993
        10-01-22                                                 6.30              3,750,000                  4,145,625
Palm Beach County Housing Finance Authority
    Multi-family Revenue Bonds Lake Delray
    Series A A.M.T.
        01-01-31                                                 6.40             14,000,000                 13,980,120
Polk County Industrial Development Authority 1st Mortgage
    Refunding Revenue Bonds Spring Haven II
        12-01-14                                                 8.75              5,945,000                  6,410,850
Port Everglades Port Authority Revenue Bonds Junior Lien
        09-01-16                                                 5.00             18,635,000                 18,400,385
River Ridge Community Development District
    Special Assessment Revenue Bonds Series 1998
        05-01-08                                                 5.75              3,600,000                  3,584,916
Riverwood Community Development District
    Charlotte County Special Assessment Revenue Bonds
    Series 1992A-B
        05-01-12                                                 8.50                465,000                    489,333
        05-01-14                                                 8.50              4,925,000                  5,182,725
State Housing Finance Revenue Bonds
 Westbrook Apartments Series U-1 A.M.T.
        01-01-39                                                 6.45              4,880,000                  4,770,493
Stoneybrook Community Development District
    Capital Improvement Revenue Bonds
    Lee County Series 1998A
        05-01-19                                                 6.10              1,660,000                  1,639,184
Stoneybrook Community Development District
    Capital Improvement Revenue Bonds
    Lee County Series 1998B
        05-01-08                                                 5.70              1,280,000                  1,270,234
Sumter County Industrial  Development  Authority Industrial  Development Revenue
    Bonds Little Sumter Utility Company Series 1997 A.M.T.
        10-01-27                                                 7.25              4,200,000                  4,229,610
Sumter County Industrial  Development  Authority Industrial  Development Water &
    Sewer Revenue Bonds Little Sumter Utility Company Series 1998 A.M.T.
        10-01-27                                                 6.75              2,950,000                  2,904,983
Sumter County Village Community Development
    District 1 Capital Improvement Revenue Bonds
    Series 1992
        05-01-12                                                 8.40                605,000                    643,496
Sunrise Utility System Refunding & Improvement
    Revenue Bonds
        10-01-18                                                10.75              5,000,000                  5,464,350
Tampa Health Systems Revenue Bonds
    Catholic Health East Obligation Group
    Series 1998A-2 (AMBAC Insured)
        11-15-28                                                 4.88             26,330,000                 24,374,998
Village Center Community Development District
    Sub Recreational Revenue Bonds
    Series 1998C
        01-01-19                                                 7.38              2,640,000                  2,647,418
Village Center Community District Recreational
    Revenue Bonds Series 1996B
        01-01-17                                                 8.25              2,695,000                  2,913,214
Village Community Development District 2
    Special Assessment District Revenue Bonds
    Series 1996
        05-01-17                                                 7.63              5,285,000                  5,622,870
Volusia County Industrial Development Authority
    1st Mortgage Refunding Revenue Bonds Series 1996
        11-01-26                                                 7.63             10,925,000                 13,216,191
Total                                                                                                       284,690,683

Georgia (2.0%)
Atlanta Special Purpose Facility Revenue Bonds
    Delta Air Lines Series 1989B A.M.T.
        12-01-18                                                 7.90             13,500,000                 14,000,040
        12-01-19                                                 6.25              8,685,000                  8,756,825
Colquitt County Development Authority Revenue Bonds
    Zero Coupon Escrowed to Maturity
        12-01-21                                                 6.87             46,350,000(d)              12,714,732
Effingham County Pollution Control Revenue Bonds
    Fort Howard Series 1988
        10-01-05                                                 7.90             19,850,000                 20,640,229
Fulco Hospital Authority Revenue Anticipation Certificate
    Georgia Baptist Health Care Systems Series 1992A
        09-01-22                                                 6.38             20,300,000                 22,153,592
George L. Smith II World Congress Center Authority  Miscellaneous  Revenue Bonds
    Dome Stadium Series 2000 (MBIA Insured) A.M.T.
        07-01-20                                                 5.50              8,000,000(g)               7,918,000
Municipal Electric Authority Power Revenue Bonds
    Series L
        01-01-20                                                 5.00              1,150,000                  1,102,850
Rockdale County  Development  Authority Solid Waste Disposal  Revenue Bonds Visy
    Paper Series 1993 A.M.T.
        01-01-26                                                 7.50             10,000,000                 10,554,100
Savannah Economic Development Authority
    1st Mortgage Revenue Bonds Zero Coupon Series 1991A
        12-01-21                                                 5.40             13,755,000(d)               3,773,272
Savannah Economic Development Authority
    Revenue Bonds Zero Coupon Escrowed to Maturity
        12-01-21                                                 6.87             64,220,000(d)              17,616,830
Total                                                                                                       119,230,470

Hawaii (0.4%)
City & County of Honolulu Refunding & Improvement
    General Obligation Bonds Series 1993B Inverse Floater
        09-07-06                                                 7.02             10,000,000(c)              11,087,500
        09-11-08                                                 7.32             10,000,000(c)              11,237,500
Total                                                                                                        22,325,000

Idaho (0.0%)
State Building Authority Lease
    Revenue Bonds Series 1998A (MBIA Insured)
        09-01-25                                                 4.75                750,000                    700,883

Illinois (8.0%)
Bradley Kankakee County Tax Increment
    Refunding Revenue Bonds Series 1993
        12-01-12                                                 8.40              5,590,000                  6,242,185
Broadview Cook County Senior Lien Tax Increment
    Revenue Bonds Series 1993
        07-01-13                                                 8.25             11,360,000                 13,518,741
Chicago Board of Education General Obligation Bonds
    Capital Appreciation Series B-1 (FGIC Insured)
        12-01-29                                                 5.22             25,000,000(d)               4,775,750
Chicago Board of Education School Reform
    Unlimited Tax General Obligation Refunding Bonds
    Zero Coupon Series 1999A (FGIC Insured)
        12-01-28                                                 5.30             31,500,000(d)               6,358,590
        12-01-29                                                 5.30             30,500,000(d)               5,826,415
        12-01-30                                                 5.30             36,135,000(d)               6,534,292
Chicago General Obligation Bonds
    Series 1991 (AMBAC Insured)
        01-01-16                                                 6.00              6,170,000                  6,604,183
Chicago General Obligation Bonds
    Series 1994A (AMBAC Insured)
        01-01-22                                                 5.88             17,850,000                 19,051,662
Chicago General Obligation Refunding Bonds
    Series 1995A (AMBAC Insured)
        01-01-18                                                 5.50             20,000,000                 20,903,400
Chicago O'Hare International Airport
    General Airport Refunding Revenue Bonds Series 1993A
        01-01-16                                                 5.00             14,450,000                 14,005,807
Chicago O'Hare International Airport
    General Airport Revenue Bonds Series 1990A A.M.T.
        01-01-16                                                 7.50             21,000,000                 21,805,560
        01-01-18                                                 6.00             29,000,000                 29,631,619
Chicago O'Hare International Airport
    Special Facility Revenue Bonds United Airlines
    Series 1999A
        09-01-16                                                 5.35              5,000,000                  4,911,200
Chicago O'Hare International Airport
    Special Revenue Bonds (FGIC Insured) A.M.T.
        11-01-25                                                 7.88             17,750,000                 18,925,760
Chicago O'Hare International Airport
    Special Revenue Bonds A.M.T.
        01-01-17                                                 7.50             32,250,000                 33,438,734
Chicago O'Hare International Airport
    Special Revenue Facility Bonds Delta Airlines
    Series 1992
        05-01-18                                                 6.45             10,000,000                 10,586,500
Chicago Ridge Special Service Area 1 Unlimited
    Ad Valorem Tax Bonds Series 1990
        12-01-08                                                 9.00              2,700,000                  2,962,980
Chicago Wastewater Transmission Revenue Bonds
    Series 1994 (MBIA Insured)
        01-01-24                                                 6.38             22,500,000                 25,247,924
Cook County Bedford Park Senior Lien Tax Increment
    Revenue Bonds
        01-01-06                                                 7.00                990,000                  1,055,746
        01-01-12                                                 7.38              1,700,000                  1,830,679
Cook County Bedford Park Senior Lien Tax Increment
    Revenue Bonds Mark IV Series 1992
        03-01-12                                                 9.75              1,675,000                  1,941,962
Development Finance Authority Lifecare Revenue Bonds
    Presbyterian Homes Series 1996B
        09-01-31                                                 6.40              6,700,000                  7,323,770
Development Finance Authority Pollution Control
    Refunding Revenue Bonds Central Illinois
    Public Service 2nd Series 1993B
        06-01-28                                                 5.90              2,500,000                  2,586,300
Development Finance Authority Pollution Control
    Refunding Revenue Bonds Commonwealth Edison
    Series 1994
        01-15-09                                                 5.70              2,000,000                  2,148,560
        01-15-14                                                 5.85              4,500,000                  4,912,875
Development Finance Authority Pollution Control
    Refunding Revenue Bonds Illinois Power
    Series 1991A
        07-01-21                                                 7.38             19,250,000                 22,121,715
Development Finance Authority Retirement Housing
    Revenue Bonds Zero Coupon Escrowed to Maturity
        04-15-20                                                 7.75             68,000,000(d)              19,868,920
DuPage County Tax Increment Revenue Bonds
    Series 1997
        01-01-17                                                 7.88              4,690,000                  5,212,841
Educational Facilities Authority Refunding Revenue Bonds
    Lewis University Series 1996
        10-01-26                                                 6.13              8,780,000                  8,989,140
Educational Facilities Authority Refunding Revenue Bonds
    Loyola University of Chicago Series 1993
    Inverse Floater (FGIC Insured)
        07-01-12                                                 7.57             11,000,000(c)              12,420,210
Granite City Madison County Hospital
    Refunding Revenue Bonds St. Elizabeth Medical Center
    Series 1989A
        06-01-08                                                 8.13              2,920,000                  2,980,794
Health Facilities Authority Refunding Revenue Bonds
    Edwards Hospital Series 1993A
        02-15-19                                                 6.00              6,350,000                  6,500,559
Health Facilities Authority Refunding Revenue Bonds
    Masonic Medical Center Series 1993
        10-01-19                                                 5.50              2,000,000                  1,949,680
Health Facilities Authority Refunding Revenue Bonds
    Morris Hospital
        12-01-23                                                 6.13              3,005,000                  3,129,888
Health Facilities Authority Refunding Revenue Bonds
    University of Chicago Series 1993 Inverse Floater
    (MBIA Insured)
        08-15-14                                                 8.02             10,000,000(c)              10,837,500
Health Facilities Authority Revenue Bonds
    Sarah Bush Lincoln Health Center Series 1992
        05-15-12                                                 7.25              2,000,000                  2,220,260
        05-15-22                                                 7.25              2,000,000                  2,220,260
Health Facilities Authority Revenue Bonds
    Sarah Bush Lincoln Health Center Series 1996B
        02-15-22                                                 5.75              2,915,000                  2,923,308
Health Facility Authority Revenue Bonds
    South Suburban Hospital Series 1992
        02-15-09                                                 7.00              4,000,000                  4,482,833
        02-15-18                                                 7.00              5,000,000                  5,751,737
Hodgkins General Obligation Tax Increment Bonds
    Series 1991
        12-01-09                                                 9.50             11,800,000                 13,546,908
Hodgkins General Tax Increment Bonds
    Series 1995A
        12-01-13                                                 7.63              9,000,000                  9,892,710
Huntley Special Tax Bonds
    Series 1998
        02-01-25                                                 6.75              2,450,000                  2,496,330
Huntley Special Tax Bonds
    Series 1999
        03-01-28                                                 6.30              2,305,000                  2,274,574
Lakemoor Special Tax Revenue Bonds
    Series 1997
        03-01-27                                                 7.80              9,000,000                  9,630,900
Lansing Tax Increment Refunding Revenue Bonds
    Landings Redevelopment Area Limited Sales
    Tax Pledge Series 1992
        12-01-08                                                 7.00             10,000,000                 10,902,100
Marion General Obligation Hospital Alternate
    Revenue Source Bonds Series 1991
        12-01-16                                                 7.50              3,800,000                  4,195,732
Metropolitan Pier & Exposition Authority
    Dedicated State Tax Refunding Revenue Bonds
    McCormick Place Zero Coupon (FGIC Insured)
        06-15-19                                                 6.37              6,000,000(d)               2,057,760
Metropolitan Pier & Exposition Authority
    Dedicated State Tax Refunding Revenue Bonds
    McCormick Place Zero Coupon (MBIA Insured)
        06-15-17                                                 6.61             11,210,000(d)               4,315,514
        06-15-28                                                 6.61             41,900,000(d)               8,723,580
Metropolitan Pier & Exposition Authority
    Sales Tax & Miscellaneous Tax Revenue
    Capital Appreciation Refunding Bonds
    Zero Coupon Series 1996A (MBIA Insured)
        12-15-22                                                 6.05             16,225,000(d)               4,582,427
Regional Transportation Authority General
    Obligation Bonds Counties of  Cook, DuPage, Kane, Lake,
    McHenry & Will Series 1992A (AMBAC Insured)
        06-01-22                                                 6.13              7,200,000                  7,557,336
Schaumburg Special Assessment District
    Revenue Bonds Woodfield Road
    Series 1998
        12-01-28                                                 6.75              3,403,000                  3,318,095
State Development Finance Authority Regency Park
    Retirement Housing Revenue Bonds Zero Coupon
    Series 1991B Escrowed to Maturity
        07-15-25                                                 5.49             10,000,000(d)               2,144,500
Tinley Park Cook & Will Counties Limited Sales Tax
    Revenue Bonds Series 1988
        11-01-99                                                10.25                895,000(h)                 322,200
Tinley Park Cook & Will Counties Unlimited Ad Valorem
    Tax Bonds of Special Service
        12-01-99                                                10.65                 80,000                     75,200
        12-01-00                                                10.65                 90,000                     83,700
        12-01-01                                                10.65                100,000                     92,000
        12-01-02                                                10.65                110,000                    101,200
        12-01-03                                                10.65                120,000                    110,400
        12-01-04                                                10.65                135,000                    124,200
        12-01-05                                                10.65                150,000                    138,000
        12-01-06                                                10.65                165,000                    151,800
        12-01-07                                                10.65                185,000                    170,200
Total                                                                                                       471,748,205

Indiana (2.2%)
Brazil 1st Mortgage Revenue Bonds Hoosier Care II
    Series 1990
        06-01-20                                                10.38              4,025,000                  4,236,755
Carmel Retirement Rental Housing Refunding
    Revenue Bonds Beverly Enterprises Series 1992
        12-01-08                                                 8.75              6,565,000                  7,274,873
Development Finance Authority Environmental
    Improvement Refunding Revenue Bonds USX Corporation
    Series 1996
        07-15-30                                                 6.25              2,000,000                  2,113,900
East Chicago Elementary School Building Lake County
    1st Mortgage Refunding Bonds Series 1996
        01-05-16                                                 6.25              8,000,000                  8,908,960
Hanover 1st Mortgage Revenue Bonds Hoosier Care II
    Series 1990
        06-01-20                                                10.38              6,590,000                  6,936,700
Health Facility Authority Hospital Revenue Bonds
    Community Hospital of Anderson Series 1993
        01-01-23                                                 6.00             10,000,000                 10,170,000
Health Facility Authority Hospital Revenue Bonds
    Union Hospital Series 1993 (MBIA Insured)
        09-01-18                                                 5.13             10,000,000                  9,719,000
Health Facility Finance Authority Hospital Revenue Bonds
    Hancock Memorial Series 1996
        08-15-17                                                 6.13              2,295,000                  2,410,920
La Porte County Hospital Authority Hospital Refunding
    Revenue Bonds La Porte Hospital Series 1993
        03-01-12                                                 6.25              5,070,000                  5,338,051
        03-01-23                                                 6.00              2,990,000                  3,070,042
Lawrenceburg Pollution Control Refunding Revenue Bonds
    Methodist Hospital Series 1989
        09-01-08                                                 6.50             15,555,000                 15,989,762
Marion County Hospital Authority Refunding Revenue Bonds
    Methodist Hospital Series 1989 (MBIA Insured)
        09-01-13                                                 6.50              4,115,000                  4,189,193
Rockport Pollution Control Refunding Revenue Bonds
    Indiana Michigan Electric Series B
        03-01-16                                                 7.60              5,500,000                  5,830,880
St. Joseph County Hospital Authority
    Health Systems Revenue Bonds
    Memorial Health System
    Series 1998A (MBIA Insured)
        08-15-28                                                 4.63             30,000,000                 26,203,201
St. Joseph County Hospital Facility Revenue Bonds
    Memorial Hospital of South Bend
        06-01-10                                                 9.40              1,770,000                  2,238,891
Vincennes Economic Development
    Revenue Bonds Southwest Indiana
    Regional Youth Village Facility Series 1993
        01-01-24                                                 8.50             16,575,000                 17,583,258
Total                                                                                                       132,214,386

Iowa (0.6%)
Keokuk Hospital Facilities Refunding Revenue Bonds
    Keokuk Area Hospital Series 1991
        12-01-21                                                 7.63              5,350,000                  5,922,985
Muscatine Electric Refunding Revenue Bonds Series 1986
        01-01-05                                                 6.00             10,845,000                 10,864,738
        01-01-06                                                 6.00             11,330,000                 11,350,621
        01-01-07                                                 5.00              2,250,000                  2,250,540
        01-01-08                                                 5.00              5,100,000                  5,100,357
Total                                                                                                        35,489,241

Kansas (0.1%)
Wyandotte County Kansas City Multi-family
    Housing Revenue Bonds Park Victoria Apartments
    Series 1998 A.M.T.
        08-01-28                                                 6.25              5,035,000                  4,977,853

Kentucky (0.9%)
Development Finance Authority Hospital Facility
    Revenue Bonds St. Luke Hospital Series 1989B
        10-01-19                                                 6.00             22,695,000                 23,237,637
Economic Development Finance Authority Hospital
    Refunding Revenue & Improvement Bonds
    Appalachian Regional Hospital Series 1997
        10-01-22                                                 5.88              5,000,000                  5,025,400
Muhlenberg County Hospital
    Refunding Revenue Bonds
    Muhlenberg Community Hospital Series 1996
        07-01-10                                                 6.75              9,045,000                  9,388,620
Turnpike Authority Economic Road Development
    Refunding Revenue Bonds Series 1993 Inverse Floater
    (AMBAC Insured)
        06-06-12                                                 7.84             15,000,000(c)              16,593,750
Total                                                                                                        54,245,407

Louisiana (2.5%)
Calcasieu Parish Industrial Development Pollution Control
    Refunding Revenue Bonds Gulf State Utilities
    Series 1992
        10-01-12                                                 6.75             10,500,000                 11,080,020
Energy & Power Authority Refunding Revenue Bonds
    Rodemacher Unit 2 Series 1991 (FGIC Insured)
        01-01-13                                                 6.00             28,000,000                 28,880,320
Hodge Village Combined Utility System Revenue Bonds
    Stone Container Series 1990 A.M.T.
        03-01-10                                                 9.00             23,000,000                 23,970,370
New Orleans Audubon Park Commission Aquarium
    Revenue Bonds Series 1992A
        04-01-12                                                 8.00              7,100,000                  7,971,809
Public Facilities Authority Revenue Bonds
    Glen Retirement Systems Series 1995
        12-01-15                                                 6.50              1,000,000                  1,058,170
        12-01-25                                                 6.70              1,500,000                  1,604,190
Southern Louisiana Port Commission Terminal
    Refunding Revenue Bonds GATX Terminal Series 1993
        03-01-23                                                 7.00             13,180,000                 14,212,785
St. Charles Parish Pollution Control Revenue Bonds
    Louisiana Power & Light 2nd Series 1984
        12-01-14                                                 8.00             29,155,000                 30,485,051
St. Charles Parish Pollution Control Revenue Bonds
    Louisiana Power & Light Series 1991 A.M.T.
        06-01-21                                                 7.50             20,700,000                 22,039,704
West Feliciana Parish Demand Pollution Control
    Revenue Bonds Gulf State Utilities Series 1985B
        05-01-15                                                 9.00              6,000,000                  6,415,440
Total                                                                                                       147,717,859

Maine (0.1%)
Finance Authority Multi-family Housing Revenue
    Obligation Securities Huntington Common
    Series 1997A
        09-01-27                                                 7.50              5,000,000                  5,110,300

Maryland (0.8%)
Frederick County Economic Refunding Revenue Bonds
    Alumax Series 1992
        04-01-17                                                 7.25              9,880,000                 10,642,440
Frederick County Obligation Special Tax Revenue Bonds
    Urbana Community Development Authority Series 1998
        07-01-25                                                 6.63              6,000,000                  6,065,460
Harford County Industrial Development Revenue Bonds
    Dorsey
        04-16-05                                                 8.00                449,000                    451,236
Prince George's County Hospital Revenue Bonds
    Dimensions Health Series 1992
        07-01-17                                                 7.25             11,400,000                 12,703,932
        07-01-22                                                 7.00              7,000,000                  7,754,530
State Transportation Authority Facility
    Capital Appreciation Revenue Bonds
    Zero Coupon Series 1992 (FGIC Insured)
        07-01-10                                                 6.33              3,000,000(d)               1,763,130
        07-01-11                                                 6.33              6,700,000(d)               3,718,098
State Transportation Authority Facility
    Revenue Bonds Zero Coupon
    Series 1992 (FGIC Insured)
        07-01-12                                                 6.35              5,000,000(d)               2,619,300
Total                                                                                                        45,718,126

Massachusetts (3.3%)
Bay Transportation Authority Refunding Revenue Bonds
    Series 1994A (MBIA Insured)
        03-01-12                                                 6.00              8,000,000                  8,593,437
Health & Educational Facilities Authority
    Revenue Bonds Berkshire Health Systems
    Series C
        10-01-11                                                 5.90              1,800,000                  1,837,350
        10-01-20                                                 6.00              4,000,000                  4,098,680
Health & Educational Facilities Authority
    Revenue Bonds Beverly Hospital Inverse Floater
    (MBIA Insured)
        06-18-20                                                 7.92              8,000,000(c)               8,650,000
Health & Educational Facilities Authority
    Revenue Bonds Charlton Memorial Hospital
    Series 1991B
        07-01-13                                                 7.25              6,455,000                  7,010,905
Health & Educational Facilities Authority
    Revenue Bonds Holyoke Hospital
    Series B
        07-01-15                                                 6.50                500,000                    527,505
Industrial Finance Agency Pollution Control
    Refunding Revenue Bonds Eastern Edison
    Series 1993
        08-01-08                                                 5.88              4,250,000                  4,348,855
Industrial Finance Agency Resource Recovery
    Revenue Bonds SEMASS Series 1991A
        07-01-15                                                 9.00             18,885,000                 20,791,818
Industrial Finance Agency Resource Recovery
    Revenue Bonds SEMASS Series 1991B A.M.T.
        07-01-15                                                 9.25             24,800,000                 27,304,055
Municipal Wholesale Electric Power
    Supply System Pre-refunded Revenue Bonds
    Series 1992B
        07-01-17                                                 6.75             10,130,000                 11,161,335
Municipal Wholesale Electric Power
    Supply System Revenue Bonds
    Series 1993A Inverse Floater (AMBAC Insured)
        07-01-18                                                 7.12              6,500,000(c)               6,686,875
State Industrial Finance Agency Assisted Living
    Facility Revenue Bonds Marina Bay LLC
    Series 1997 A.M.T.
        12-01-27                                                 7.50              2,000,000                  2,160,300
State Industrial Finance Agency Assisted Living
    Facility Revenue Bonds Newton Group Properties LLC
    Series 1997 A.M.T.
        09-01-27                                                 8.00              4,300,000                  4,782,589
State Turnpike Authority Metro Highway System
    Senior Lien Revenue Bonds Toll Road
    Series 1997A (MBIA Insured)
        01-01-37                                                 5.00             24,500,000                 22,966,055
State Water Authority
    Water & Sewer General Revenue Bonds
    Series 1998A (FSA Insured)
        08-01-27                                                 4.75             12,000,000                 10,973,640
Water Resource Authority General
    Refunding Revenue Bonds Series 1992B
        11-01-15                                                 5.50             22,175,000                 22,642,449
Water Resource Authority General
    Revenue Bonds Series 1992A
        07-15-19                                                 6.50              3,500,000                  4,055,135
Water Resource Authority General
    Revenue Bonds Series 1993B-95B
    (MBIA Insured)
        12-01-25                                                 5.00              9,000,000                  8,580,870
Water Resource Authority General
    Revenue Bonds Series B (MBIA Insured)
        03-01-22                                                 5.00             10,000,000                  9,592,500
Water Resource Authority General
    Revenue Bonds Series D (MBIA Insured)
        08-01-24                                                 5.00              5,000,000                  4,785,750
Total                                                                                                       191,550,103

Michigan (4.4%)
Concord Academy Certificate of Participation Series 1998
        10-01-19                                                 7.00              1,000,000                    976,590
Countryside Charter School Full Term
    Certificates of Participation
    Berrien County Series 1999
        04-01-29                                                 7.00              2,635,000                  2,605,383
Crawford County Economic Development Corporation
    Environmental Improvement Revenue Bonds
    Weyerhaeuser Series 1991A
        07-15-07                                                 7.13             10,800,000                 12,313,404
Detroit Unlimited Tax General Obligation Bonds
    Series 1993
        04-01-14                                                 6.35              5,510,000                  5,938,127
Detroit Unlimited Tax General Obligation Bonds
    Series 1995A
        04-01-15                                                 6.80              1,375,000                  1,568,408
Lincoln Consolidated School District Unlimited Tax
    General Obligation Refunding Bonds (FGIC Insured)
        05-01-18                                                 5.85              6,455,000                  7,023,967
Livingston Academy
    Certificate of Participation
        05-01-27                                                 7.00              3,080,000                  3,075,934
Midland  County  Economic  Development  Corporation  Pollution  Control  Limited
    Obligation Refunding Revenue Bonds Midland Cogeneration Series 1990 A.M.T.
        07-23-09                                                 9.50             35,200,000                 37,222,943
Midland County Economic Development Corporation
    Pollution Control Limited Obligation Refunding Revenue
    Bonds Midland Cogeneration Series 1990C
        07-23-09                                                 8.50             18,900,000                 19,806,633
Monroe County Pollution Control
    Revenue Bonds Detroit Edison A.M.T.
        12-01-19                                                 7.75             40,250,000                 42,033,477
State Hospital Finance Authority
    Hospital Pre-refunded Revenue Bonds
    McLaren Obligated Group Series 1991A
        09-15-21                                                 7.50              7,500,000                  8,248,875
State Hospital Finance Authority
    Hospital Refunding Revenue Bonds
    Sinai Hospital of Greater Detroit Series 1995
        01-01-26                                                 6.70              3,000,000                  3,104,580
State Hospital Finance Authority
    Refunding Revenue Bonds
    Detroit Medical Center
    Series 1993A
        08-15-18                                                 6.50             10,000,000                 10,167,000
State Hospital Finance Authority
    Refunding Revenue Bonds
    Sinai Hospital of Greater Detroit Series 1995
        01-01-16                                                 6.63              2,750,000                  2,832,280
State Hospital Finance Authority
    Revenue Bonds Central Michigan Community Hospital
        10-01-27                                                 6.25              2,095,000                  2,179,680
State Job Development Authority Pollution Control
    Revenue Bonds Chrysler
        11-01-99                                                 5.70              4,350,000                  4,384,931
State Trunk Line Bonds Series 1998A (MBIA Insured)
        11-01-20                                                 4.75             10,500,000                  9,803,430
Strategic Fund Environmental Improvement Limited
    Obligation Refunding Revenue Bonds
    Crown Paper Company Series 1997B
        08-01-12                                                 6.25              1,100,000                    985,171
Strategic Fund Limited Obligation Refunding
    Revenue Bonds Detroit Edison
    Series 1995AA (MBIA Insured)
        09-01-25                                                 6.40             12,000,000                 13,377,360
Strategic Fund Limited Obligation Refunding
    Revenue Bonds Great Lakes Pulp & Fibre
    Series 1994 A.M.T.
        12-01-27                                                 5.00             22,451,752                 15,716,226
Strategic Fund Limited Tax Obligation
    Refunding Revenue Bonds Ford Motor
    Series 1991A
        02-01-06                                                 7.10             16,400,000                 18,863,280
Summit Academy Certificates of Participation
    Junior High School Facility Series 1999
        09-01-29                                                 7.00              4,000,000                  3,940,080
Summit Academy Certificates of Participation
     Series 1998
        09-01-18                                                 7.00              2,500,000                  2,468,425
Troy City Downtown Development Authority
    County of Oakland Development Bonds
    Series 1995A (Asset Guaranty)
        11-01-18                                                 6.38              1,000,000                  1,102,240
Van Buren Township Tax Increment Revenue Bonds
    Series 1994
        10-01-16                                                 8.40              3,970,000                  4,471,570
Wayne Charter County Airport Revenue Bonds
    Detroit Metro Wayne County Series 1998A
    (MBIA Insured) A.M.T.
        12-01-28                                                 5.00             13,900,000                 13,025,690
Wayne County Special Airport Facilities
    Refunding Revenue Bonds Northwest Airlines Series 1995
        12-01-15                                                 6.75             11,280,000                 12,178,565
Total                                                                                                       259,414,249

Minnesota (4.2%)
Becker Solid Waste Disposal Facility
    Revenue Bonds Liberty Paper Series 1994B A.M.T.
        08-01-15                                                 9.00             16,800,000                 17,201,352
Bloomington Health Care Facility Revenue Bonds
    Friendship Village of Bloomington Series 1992
        04-01-02                                                 8.50              2,385,000                  2,515,460
Brainerd Economic Development Authority
    Health Care Facility Revenue Bonds
    Benedictine Health System St. Joseph Medical Center
    Series 1990
        02-15-20                                                 8.38              4,670,000                  4,926,943
Duluth Economic Development Authority
    Health Care Facility Pre-refunded Revenue Bonds
    Benedictine Health System St. Mary's Medical Center
    Series 1990
        02-15-20                                                 8.38              8,300,000                  8,756,666
Fergus Falls Health Care Facilities Revenue Bonds
    LRHC Long-Term Care Facility Series 1995
        12-01-25                                                 6.50              1,530,000                  1,642,088
International Falls Solid Waste Disposal
    Revenue Bonds Boise Cascade
    Series 1990 A.M.T.
        01-01-15                                                 7.75             10,000,000                 10,299,800
Little Canada Multi-family Housing Revenue Bonds
    Housing Alternative Development Company
    Series 1997A
        12-01-27                                                 6.25              1,755,000                  1,768,794
Mahtomedi Multi-family Housing
    Revenue Bonds Briarcliff A.M.T.
        06-01-36                                                 7.35              1,995,000                  2,076,157
Maplewood Elder Care Facility Revenue Bonds
    Care Institute Series 1994
        01-01-24                                                 7.75              8,000,000                  8,281,840
Maplewood Multi-family Housing
    Refunding Revenue Bonds Carefree Cottages
    of Maplewood III Series 1995 A.M.T.
        11-01-32                                                 7.20              4,930,000                  5,065,230
Mille Lacs Capital Improvement Authority Infrastructure
    Revenue Bonds Series 1992A
        11-01-12                                                 9.25              4,310,000                  5,111,057
Minneapolis Housing & Healthcare Facility Revenue Bonds
    Augustana Chapel View Homes Incorporated Series 1997
        06-01-27                                                 6.75              2,640,000                  2,741,218
Richfield Multi-family Housing
    Refunding Revenue Bonds
    Village Shores Apartments Series 1996
        08-01-31                                                 7.63              4,920,000                  5,102,778
Robbinsdale Multi-family Housing Revenue Bonds
    Copperfield Hill Series 1996A
        12-01-31                                                 7.35              3,500,000                  3,579,135
Rochester Multi-family Housing Revenue Bonds
    Wedum Shorewood Campus
        06-01-36                                                 6.60             10,000,000                  9,999,900
Roseville Housing Facilities Nursing Home
    Refunding Revenue Bonds College Properties
    Incorporated Series 1998
        10-01-28                                                 5.88              7,500,000                  7,343,250
Southern Minnesota Municipal Power Agency
    Power Supply System Refunding Revenue Bonds
    Series 1992
        01-01-18                                                 5.75             32,210,000                 33,517,403
Southern Minnesota Municipal Power Agency
    Power Supply System Refunding Revenue Bonds
    Zero Coupon Series 1994A (MBIA Insured)
        01-01-21                                                 6.87             13,500,000(d)               4,354,155
Southern Minnesota Municipal Power Agency
    Power Supply System Revenue Bonds
    Zero Coupon Series 1994A (MBIA Insured)
        01-01-22                                                 6.73             17,500,000(d)               5,349,050
        01-01-23                                                 6.74             27,500,000(d)               7,964,825
        01-01-24                                                 6.75             19,960,000(d)               5,477,423
        01-01-25                                                 6.75             27,500,000(d)               7,149,175
        01-01-26                                                 6.75             27,500,000(d)               6,754,550
        01-01-27                                                 6.75             12,450,000(d)               2,899,232
St. Louis Park Health Care Facilities
    Pre-refunded Revenue Bonds
    Park Nicollet Medical Center Series 1990A
        01-01-20                                                 9.25              6,000,000                  6,325,260
St. Louis Park Health Care Facilities
    Revenue Bonds Healthsystem Minnesota
    Obligated Group Series 1993 Inverse Floater
    (AMBAC Insured)
        07-01-05                                                 5.43             10,200,000(c)              10,569,750
St. Louis Park Health Care Facilities
    Revenue Bonds Healthsystem Minnesota
    Obligated Group Series 1993B Inverse Floater
    (AMBAC Insured)
        07-01-13                                                 6.28             18,000,000(c)              18,269,999
St. Louis Park Multi-family Housing
    Refunding Revenue Bonds
    Park Boulevard Towers Series 1996A
        04-01-31                                                 7.00             11,415,000                 11,823,999
St. Paul Housing & Redevelopment Authority
    Health Care Facility Revenue Bonds
    Lyngblomsten Care Center Series 1993A
        11-01-06                                                 7.13              1,610,000                  1,675,125
        11-01-17                                                 7.13              2,635,000                  2,784,536
St. Paul Housing & Redevelopment Authority
    Health Care Facility Revenue Bonds
    Lyngblomsten Multi-family Rental Housing
    Series 1993B
        11-01-24                                                 7.00              2,725,000                  2,772,006
St. Paul Port Authority Redevelopment Multi-family
    Refunding Revenue Bonds Burlington Apartments
    Series A (GNMA Insured)
        05-01-31                                                 5.75             14,355,000                 14,757,658
St. Paul Port Authority Redevelopment Multi-family
    Subordinate Refunding Revenue Bonds
    Burlington Apartments Series A
        02-01-31                                                 8.63              3,770,000                  3,836,541
Vadnais Heights Multi-family Housing
    Refunding Revenue Bonds
    Cottages of Vadnais Heights
    Series 1995 A.M.T.
        12-01-31                                                 7.00              1,980,000                  2,033,500
Washington County Housing & Redevelopment
    Authority Refunding Revenue Bonds
    Woodbury Multi-family Housing Series 1996
        12-01-23                                                 6.95              4,755,000                  4,887,997
Total                                                                                                       249,613,852

Mississippi (1.0%)
Claiborne County Pollution Control Refunding Revenue Bonds
    System Energy Resources Series 1995
        05-01-25                                                 7.30              4,000,000                  4,191,880
Claiborne County Pollution Control Revenue Bonds
    Middle South Energy
        12-01-13                                                 9.50              1,195,000                  1,233,814
Gulfport Urban Renewal Multi-family Housing
    Revenue Bonds Woodchase Apartments
    Series 1998 A.M.T.
        12-01-28                                                 6.75              3,100,000                  2,962,980
Harrison County Waste Water Management District
    Refunding Bonds Series 1986
        02-01-15                                                 5.00              4,250,000                  4,280,855
Jackson Industrial Development Revenue Bonds Dorsey
        04-16-05                                                 8.00                392,000                    395,967
Long Beach Urban Renewal Multi-family Housing
    Revenue Bonds Long Beach Square Apartments
    Series 1998 A.M.T.
        08-01-28                                                 6.75              3,870,000                  3,759,202
Lowndes County Solid Waste Disposal Pollution Control
    Refunding Revenue Bonds Weyerhaeuser Series 1989
    Inverse Floater
        04-01-22                                                 8.80              4,000,000(c)               4,695,040
Lowndes County Solid Waste Disposal Pollution Control Revenue Bonds Weyerhaeuser
    Series 1989 A.M.T.
        12-01-05                                                 7.88             12,250,000                 12,803,088
Medical Center Educational Building
    Hospital Refunding Revenue Bonds
    University of Mississippi Medical Center
    Series 1998B (AMBAC Insured)
        12-01-23                                                 5.50             14,000,000                 14,538,439
State Business Finance Pollution Control
    Refunding Revenue Bonds System Energy Resources
    Series 1999
        05-01-22                                                 5.90              9,150,000                  9,115,322
Total                                                                                                        57,976,587

Missouri (0.7%)
Regional Convention & Sports Complex Authority Bonds
    St. Louis Sponsor Series 1991B
        08-15-21                                                 7.00              5,810,000                  6,486,458
Sikeston Electric System Refunding Revenue Bonds
    Series 1992 (MBIA Insured)
        06-01-02                                                 5.80              4,165,000                  4,387,578
St. Louis Industrial Development Authority
    Refunding Revenue Bonds Kiel Center
    Multi-purpose Arena Series 1992 A.M.T.
        12-01-24                                                 7.88             15,400,000                 16,580,410
St. Louis Regional Convention & Sports Complex Authority
    Refunding Revenue Bonds Series 1991C
        08-15-21                                                 7.90              2,575,000                  2,961,096
St. Louis Regional Convention & Sports Complex Authority
    Revenue Bonds Series 1991C
        08-15-21                                                 7.90                125,000                    136,406
State Enviornment & Improvement Energy Resources
    Authority Pollution Control Revenue Bonds Chrysler
        10-01-99                                                 5.70              9,250,000                  9,281,820
Total                                                                                                        39,833,768

Nebraska (--%)
Omaha Public Power District Electric System
    Revenue Bonds Series 1986A
        02-01-15                                                 6.00              1,370,000                  1,511,425

Nevada (0.9%)
Clark County Collateralized Pollution Control Revenue Bonds
    Nevada Power A.M.T.
        10-01-09                                                 7.80             11,850,000                 12,217,943
Clark County Industrial Development Revenue Bonds
    Nevada Power Series 1990 A.M.T.
        06-01-20                                                 7.80              5,000,000                  5,247,600
Clark County Passenger Facility Charge Airport
    Refunding Revenue Bonds
    Las Vegas McCarran Intl Airport
    Series 1998 (MBIA Insured)
        07-01-22                                                 4.75             19,000,000                 17,616,609
Las Vegas Redevelopment Agency Tax Increment
    Subordinate Lien Revenue Bonds Series 1994A
        06-15-10                                                 6.00              2,000,000                  2,093,760
        06-15-14                                                 6.10              2,750,000                  2,857,443
Las Vegas Special Improvement District 707
    Local Improvement Bonds
    Summerlin Area Series 1996
        06-01-16                                                 7.10              6,000,000                  6,252,360
Washoe County Hospital Revenue Bonds
    Washoe Medical Center Series 1993A
        06-01-15                                                 6.00              7,250,000                  7,534,635
Total                                                                                                        53,820,350

New Hampshire (2.1%)
Business Financial Authority Pollution Control
    & Solid Waste Disposal Refunding Revenue Bonds
    Crown Paper Company Series 1996
        01-01-22                                                 7.75              4,255,000                  4,197,472
Business Financial Authority Pollution Control
    Refunding Revenue Bonds United Illuminating
    Series 1993A
        10-01-33                                                 5.88             13,200,000                 13,358,796
Higher Education & Health Facilities Authority
    Lifecare Revenue Bonds Rivermead at Peterborough
    Retirement Community Series 1998
        07-01-18                                                 5.63              1,365,000                  1,311,847
        07-01-28                                                 5.75              2,500,000                  2,422,675
Industrial Development Authority Pollution Control
    Revenue Bonds State Public Service Series 1991B
        05-01-21                                                 7.50             51,485,000                 54,082,419
Industrial  Development  Authority  Pollution Control Revenue Bonds State Public
    Service Series 1991C A.M.T.
        05-01-21                                                 7.65             25,000,000                 26,305,250
Industrial Development Authority Pollution Control
    Revenue Bonds United Illuminating Series 1989A A.M.T.
        12-01-14                                                 8.00              8,000,000                  8,350,320
State Higher Education & Health Facility Authority Hospital
    Revenue Bonds Hitchcock Clinic Series 1994
    (MBIA Insured)
        07-01-24                                                 6.00             13,000,000                 13,815,360
Total                                                                                                       123,844,139

New Jersey (0.2%)
Health Care Facility Finance Authority Revenue Bonds
    St. Peter Medical Center Series 1994F (MBIA Insured)
        07-01-16                                                 5.00             10,000,000                  9,752,700

New Mexico (1.9%)
Albuquerque Health Care System Revenue Bonds
    Lovelace Medical Fund
        03-01-11                                                10.25                 55,000                     55,877
Bernalillo County Muti-family Housing Revenue Bonds
    Series 1997D
        04-01-27                                                 7.70             14,845,000                 15,286,045
Farmington Pollution Control Refunding Revenue Bonds
    Series 1996A-B
        12-01-16                                                 6.30             10,000,000                 10,514,400
Farmington Pollution Control Refunding Revenue Bonds
    Series 1997A
        10-01-20                                                 6.95              4,000,000                  4,332,080
Farmington Pollution Control Refunding Revenue Bonds
    State Public Service San Juan Series 1994A
        08-15-23                                                 6.40             30,650,000                 31,821,136
Farmington Power Refunding Revenue Bonds
    Generating Division
        01-01-13                                                 9.88              5,000,000                  6,464,150
Las Vegas Hospital Facility Refunding Revenue Bonds
    Northeastern Regional Hospital Series 1987
        08-01-13                                                 9.63              5,370,000                  5,455,222
Lordsberg Pollution Control Refunding Revenue Bonds
    Phelps Dodge
        04-01-13                                                 6.50             20,000,000                 21,725,000
Sandoval County Multi-family Housing
    Refunding Revenue Bonds Meadowlark Apartments
    Series 1998A A.M.T.
        07-01-38                                                 6.38             11,300,000                 11,334,804
Sandoval County Multi-family Housing
    Refunding Revenue Bonds Meadowlark Apartments
    Series 1998B A.M.T.
        07-01-01                                                 6.38              1,000,000                  1,000,890
Santa Fe County Lifecare Revenue Bonds
    El Castillo Retirement Series 1998A
        05-15-15                                                 5.50              1,000,000                    961,670
        05-15-25                                                 5.63              2,500,000                  2,391,575
Total                                                                                                       111,342,849

New York (8.4%)
Battery Park City Authority Refunding Revenue Bonds
    Series 1993A
        11-01-10                                                 5.50              9,940,000                 10,292,572
Dormitory Authority New York City University System
    Consolidated 2nd Generation Resource Revenue Bonds
    Series 1990C
        07-01-16                                                 6.00             39,465,000                 40,128,460
        07-01-17                                                 5.00             20,820,000                 19,980,954
Dormitory Authority New York City University System
    Consolidated 2nd Generation Resource Revenue Bonds
    Series 1990D
        07-01-09                                                 7.00              5,000,000                  5,709,500
Dormitory Authority New York City University System
    Consolidated 2nd Generation Resource Revenue Bonds
    Series 1994A
        07-01-18                                                 5.75              5,500,000                  5,856,235
Dormitory Authority New York Court Facility Lease
    Revenue Bonds Series 1993A
        05-15-16                                                 5.38             11,000,000                 10,969,420
Dormitory Authority New York State
    Memorial Sloan-Kettering Cancer Center
    Series 1998 (MBIA Insured)
        07-01-20                                                 5.75              7,500,000                  8,125,050
        07-01-23                                                 5.50              7,700,000                  8,091,083
Dormitory Authority New York State
    University Education Facility Revenue Bonds
    Series 1993A
        05-15-13                                                 5.50             24,530,000                 25,903,435
Huntington Housing Authority
    Senior Housing Facilities Revenue Bonds
    Gurwin Jewish Senior Residences
    Series 1999A
        05-01-39                                                 6.00              2,000,000                  1,975,100
Long Island Power Authority
    Revenue Bonds Series A
        12-01-26                                                 5.25              8,445,000                  8,288,261
        12-01-29                                                 5.50              7,500,000                  7,584,525
New York & New Jersey  Port  Authority  Special  Obligation  Revenue  Bonds KIAC
    Partners Series 4 A.M.T.
        10-01-19                                                 6.75              3,500,000                  3,849,790
New York City General Obligation Bonds Series 1992B
        02-01-00                                                 7.40             30,000,000                 30,803,999
New York City General Obligation Bonds Series 1996F-G
        02-01-19                                                 5.75              5,500,000                  5,743,760
        02-01-20                                                 5.75              2,325,000                  2,424,719
New York City General Obligation Bonds Series 1998H
        08-01-22                                                 5.00             30,000,000                 28,689,300
New York City Municipal Water Finance Authority
    Water & Sewer System Refunding Revenue Bonds
    Series 1998D (MBIA Insured)
        06-15-25                                                 4.75%            $8,000,000                 $7,371,520
New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds
    Series 1994B Inverse Floater (MBIA Insured)
        06-15-09                                                 7.11             15,500,000(c)              16,585,000
New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds Series A
        06-15-21                                                 6.25             55,500,000                 57,984,179
New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds Series B
        06-15-17                                                 5.00              6,255,000                  6,131,026
New York City Pre-refunded Unlimited General
    Obligation Bonds Series 1994B-1
        08-15-16                                                 7.00             16,500,000                 18,874,680
New York City Unlimited Tax General
    Obligation Bonds Series 1996G
        02-01-17                                                 5.75             20,000,000                 21,029,400
New York City Unlimited Tax General
    Obligation Bonds Series 1998F
        08-01-23                                                 5.00              7,235,000                  6,902,624
New York City Unlimited Tax General
    Obligation Bonds Series 1998G
        08-01-22                                                 5.00             10,000,000                  9,563,100
New York City Unlimited Tax General
    Obligation Bonds Series 1998J
        08-01-23                                                 5.00             10,760,000                 10,265,686
North Hempstead Nassau County New York
    Various Purpose Bonds
    Series 1998A (FGIC Insured)
        01-15-23                                                 4.75              3,100,000                  2,879,466
PortAuthority  Special  Project  Bonds La  Guardia  Airport  Passenger  Terminal
    Continental & Eastern Airlines A.M.T.
        12-01-06                                                 9.00              2,645,000                  2,859,060
PortAuthority  Special  Project  Bonds La  Guardia  Airport  Passenger  Terminal
    Continental & Eastern Airlines Series 2 A.M.T.
        12-01-10                                                 9.00              8,800,000                  9,512,184
        12-01-15                                                 9.13             17,500,000                 18,947,775
State Dormitory Authority State University Education Facility
    Pre-refunded Revenue Bonds Series 1990A
        05-15-12                                                 7.70             10,000,000                 10,610,200
State Housing Finance Agency Service Contract Obligation
    Revenue Bonds Series 1995A
        03-15-25                                                 6.50             12,475,000                 14,144,612
State Housing Finance Agency State University Construction
    Refunding Bonds Series 1986A
        05-01-13                                                 6.50              3,500,000                  4,076,310
State Medical Facilities Finance Agency
    Mental Health Services Improvement Refunding
    Revenue Bonds Series 1993D
        08-15-23                                                 5.25             15,000,000                 14,716,650
State Medical Facilities Finance Agency
    Mental Health Services Improvement Refunding
    Revenue Bonds Series 1993F
        02-15-19                                                 5.25              5,790,000                  5,712,588
State Urban Development Correctional Capital Facilities
    Refunding Revenue Bonds Series 1993A
        01-01-21                                                 5.25             12,110,000                 11,894,563
State Urban Development Correctional Facility
    Refunding Revenue Bonds Series A
        01-01-16                                                 5.50              2,750,000                  2,799,995
State Urban Development Correctional Facility
    Revenue Bonds Series 6
        01-01-25                                                 5.38              9,000,000                  8,993,340
State Urban Development Correctional Facility
    Services Contract Lease Revenue Bonds
    Series 1998A (FSA Insured)
        01-01-28                                                 5.00             10,000,000                  9,560,300
Total                                                                                                       495,830,421

North Carolina (3.6%)
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1986A
        01-01-17                                                 5.00              6,500,000                  6,487,416
        01-01-18                                                 4.00              8,675,000                  7,622,809
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1988A
        01-01-26                                                 6.00              1,940,000                  2,171,384
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1989A
        01-01-10                                                 7.50             29,160,000                 34,943,718
        01-01-11                                                 5.50             37,800,000                 37,801,890
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1991A
        01-01-19                                                 5.75             55,000,000                 54,868,551
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1993B
        01-01-12                                                 6.25             24,655,000                 25,859,150
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1994B
        01-01-07                                                 7.25              5,000,000                  5,617,500
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series B
        01-01-09                                                 6.13             10,000,000                 10,559,600
Eastern Municipal Power Agency Power System
    Revenue Bonds Series 1993D
        01-01-13                                                 5.88              2,300,000                  2,352,003
Municipal Power Agency 1 Catawba Electric
    Revenue Bonds Series 1993
    Inverse Floater (MBIA Insured)
        01-01-12                                                 7.22              7,400,000(c)               7,936,500
        01-01-20                                                 7.42             15,000,000(c)              15,543,750
Total                                                                                                       211,764,271

North Dakota (0.3%)
Fargo Hospital Refunding Revenue & Improvement Bonds
    Dakota Hospital Series 1992
        11-15-12                                                 6.88              3,000,000                  3,322,470
        11-15-22                                                 7.00              4,250,000                  4,723,833
Ward County Health Care Facilities
    Refunding Revenue Bonds Series 1996B
        07-01-21                                                 6.25              4,000,000                  4,209,160
Ward County Health Care Facilities
    Refunding Revenue Bonds Trinity Group Series 1996A
        07-01-26                                                 6.25              6,110,000                  6,429,491
Total                                                                                                        18,684,954

Ohio (3.3%)
Air Quality Development Authority
    Pollution Control Refunding Revenue Bonds
    Cleveland Electric Company Series 1997B
        08-01-20                                                 6.00             10,000,000                 10,208,900
Air Quality Development Authority
    Pollution Control Refunding Revenue Bonds
    Ohio Edison Series A
        05-15-29                                                 5.95             13,300,000                 13,559,350
Air Quality Development Authority
    Pollution Control Revenue Bonds
    Ohio Edison Series 1989A
        07-01-23                                                 7.63              6,750,000                  6,909,368
Bellefontaine Hospital Facility
    Refunding Revenue Bonds
    Mary Rutan Health Association of Logan County
    Series 1993
        12-01-13                                                 6.00              5,330,000                  5,474,123
Butler County Hospital Facility Improvement
    Refunding Revenue Bonds
    Fort Hamilton-Hughes Memorial Center
    Series 1991
        01-01-10                                                 7.50              9,800,000                 10,433,374
Carroll Water & Sewer District
    Unlimited Tax General Obligation Bonds
        12-01-10                                                 6.25              1,895,000                  1,986,472
Carroll Water & Sewer District
    Water System Improvement Unlimited Tax
    General Obligation Bonds
        12-01-10                                                 6.25              7,855,000                  8,286,082
Cleveland Parking Facilities Improvement
    Revenue Bonds Series 1992
        09-15-22                                                 8.10             15,000,000                 17,127,900
Coshocton County Solid Waste Disposal
    Refunding Revenue Bonds
    Stone Container Series 1992
        08-01-13                                                 7.88             17,500,000                 18,960,026
Cuyahoga County Health Care Facilities
    Lifecare Refunding Revenue Bonds
    Judson Retirement Community Series 1996A
        11-15-13                                                 7.25              2,080,000                  2,237,602
Cuyahoga County Health Care Facilities
    Refunding Revenue Bonds Judson Retirement
    Community Series A
        11-15-18                                                 7.25              4,130,000                  4,442,930
Erie County Hospital Improvement Refunding
    Revenue Bonds Firelands Community Hospital
    Series 1992
        01-01-15                                                 6.75              6,540,000                  7,005,713
Franklin County Health Care Facilities
    Refunding Revenue Bonds
    Lutheran Senior City Incorporated
    Series 1999
        12-15-28                                                 6.13              4,705,000                  4,534,067
Franklin County Multi-family Housing
    Refunding Revenue Bonds
    Jefferson Chase Apartments Series 1998B A.M.T.
        11-01-35                                                 6.40              1,465,000                  1,442,556
Franklin County Multi-family Housing
    Refunding Revenue Bonds
    West Bay Apartments A.M.T.
        12-01-25                                                 6.38              8,365,000                  8,422,551
Lorain County Independent Living & Hospital Facilities
    Refunding Revenue Bonds Elyria United Methodist
    Series 1996C
        06-01-22                                                 6.88              3,100,000                  3,360,152
Marion County Health Care Facilities
    Improvement Refunding Revenue Bonds
    United Church Homes Series 1993
        11-15-10                                                 6.38              2,000,000                  2,088,540
Marion County Health Care Facilities
    Refunding & Improvement Revenue Bonds
    United Church Homes Series 1993
        11-15-15                                                 6.30              1,800,000                  1,872,432
Montgomery County Health Facilities Refunding
    Revenue Bonds Friendship Village Dayton Series 1990A
        02-01-16                                                 9.25              9,025,000                  9,547,457
State Water & Air Quality Development Authority
    Pollution Control Refunding Revenue Bonds
    Cleveland Electric Illuminating Series 1995
        08-01-25                                                 7.70             13,000,000                 14,690,390
State Water Development Authority Pollution Control
    Refunding Revenue Bonds Toledo Edison
    Series 1994A A.M.T.
        10-01-23                                                 8.00             10,000,000                 11,304,600
Water  Development  Authority  Collateralized  Pollution  Control  Revenue Bonds
    Cleveland Electric Series 1989 A.M.T.
        10-01-23                                                 8.00             10,000,000                 10,310,200
Water  Development  Authority  Collateralized  Pollution  Control  Revenue Bonds
    Toledo Edison Series 1989 A.M.T.
        10-01-23                                                 8.00              8,500,000                  8,763,670
Water Development Authority Pollution Control
    Revenue Bonds Ohio Edison A.M.T.
        10-01-23                                                 8.10             10,000,000                 10,365,800
Total                                                                                                       193,334,255

Oklahoma (1.0%)
Grand River Dam Authority Refunding Revenue Bonds
    Series 1987
        06-01-12                                                 5.00             10,105,000                 10,106,415
Hinton Economic Development Authority
    Certificate of Participation
    Dominion Leasing Series 1990A
        07-01-15                                                 9.75             19,090,000                 21,343,957
Hinton Economic Development Authority
    Certificate of Participation
    Series 1994
        07-01-15                                                 8.75             11,415,000                 12,590,174
Jackson County Hospital Authority
    Refunding Revenue Bonds
    Jackson County Memorial Hospital Series 1994
        08-01-15                                                 7.30              6,580,000                  7,038,231
Midwest City Memorial Hospital Authority Hospital
    Revenue Bonds Series 1992
        04-01-22                                                 7.38              7,815,000                  8,651,439
Stillwater Medical Center Authority
    Hospital Revenue Bonds Series 1997B
        05-15-19                                                 6.50              1,750,000                  1,858,675
Total                                                                                                        61,588,891

Oregon (0.6%)
State Health Housing Educational & Cultural Facilities
    Authority Revenue Bonds Oregon Baptist Retirement
    Homes-Weidler Retirement Center Series 1995
        11-15-26                                                 8.00              7,645,000                  8,429,301
Western Generation Agency Revenue Bonds
    Wauna Cogeneration Series 1994A
        01-01-21                                                 7.13             13,600,000                 14,539,760
Western Generation Agency Revenue Bonds
    Wauna Cogeneration Series 1994B A.M.T.
        01-01-16                                                 7.40              9,000,000                  9,718,290
Total                                                                                                        32,687,351

Pennsylvania (3.8%)
Allegheny County Industrial Development Authority
    Environment Improvement Revenue Bonds
    USX Corporation Series 1994A
        12-01-20                                                 6.70              6,000,000                  6,476,880
Beaver County Industrial Development Authority
    Collateralized Pollution Control Refunding Revenue Bonds
    Cleveland Electric Illuminating Series 1995
        05-01-25                                                 7.63              7,500,000                  8,455,725
Beaver County Industrial Development Authority
    Collateralized Pollution Control Refunding Revenue Bonds
    Cleveland Electric Illuminating Series 1995A
        07-15-25                                                 7.75             21,150,000                 24,047,762
Beaver County Industrial Development Authority
    Collateralized Pollution Control Refunding Revenue Bonds
    Toledo Edison Series 1995A
        05-01-20                                                 7.75             14,000,000                 15,984,640
Beaver County Industrial Development Authority
    Pollution Control Revenue Bonds
    Ohio Edison
        09-01-24                                                 7.75             34,650,000                 35,710,636
Beaver County Industrial Development Authority
    Pollution Control Revenue Bonds
    Toledo Edison-Beaver Valley Series 1995
        05-01-20                                                 7.63             11,700,000                 13,190,931
Butler County Industrial Development Authority Health Care
    Refunding Revenue Bonds Pittsburgh Lifetime Care
    Community Sherwood Oaks Series 1993
        06-01-11                                                 5.75              2,000,000                  2,036,520
        06-01-16                                                 5.75              3,000,000                  3,039,450
Convention Center Authority Refunding Revenue Bonds
    Philadelphia Series 1994A
        09-01-19                                                 6.75              5,300,000                  5,844,310
Delaware County Authority 1st Mortgage Revenue Bonds
    Riddle Village Series 1996
        06-01-26                                                 7.00             10,000,000                 10,360,200
Delaware County Authority 1st Mortgage Revenue Bonds
    Whitehorse Village Continuing Care Series 1989
        07-01-09                                                 9.70              1,000,000                  1,035,420
        07-01-19                                                 9.70             10,000,000                 10,354,200
Delaware County Industrial Development Authority
    Pollution Control Refunding Revenue Bonds
    Philadelphia Electric Series A
        04-01-21                                                 7.38                900,000                    954,909
Harrisburg Dauphin County General Obligation Bonds
    Zero Coupon Series 1997F (AMBAC Insured)
        09-15-20                                                 5.50              3,000,000(d)                 968,460
        09-15-21                                                 5.52              1,000,000(d)                 305,200
        09-15-22                                                 5.52              1,000,000(d)                 288,990
Montgomery County Higher Education & Health Authority
    Retirement Community Revenue Bonds G.D.L. Farms
    Series A
        01-01-20                                                 9.50              3,000,000                  3,164,100
Philadelphia Gas Works Revenue Bonds Series 13
        06-15-21                                                 7.70              4,150,000                  4,549,894
Philadelphia Municipal Authority Lease
    Refunding Revenue Bonds Series 1993D
        07-15-13                                                 6.25              2,500,000                  2,641,500
        07-15-17                                                 6.30              1,550,000                  1,638,195
Philadelphia Water & Sewer Revenue Bonds Series 16
        08-01-10                                                 7.50             13,200,000                 14,475,912
        08-01-18                                                 7.00             14,000,000                 14,955,920
Philadelphia Water & Wastewater Revenue Bonds
    Series 1993 (CGIC Insured)
        06-15-15                                                 5.50             11,000,000                 11,231,880
State Department of General Services
    Certificate of Participation
    Series 1994A (AMBAC Insured)
        07-01-15                                                 5.00             25,000,000                 24,272,500
Wilkins Industrial Development Authority Revenue Bonds
    Retirement Community Longwood at Oakmont
    Series 1991A
        01-01-21                                                10.00              8,495,000                  9,522,046
Total                                                                                                       225,506,180

Puerto Rico (0.8%)
Electric Power Agency Revenue Bonds
    Series N
        07-01-10                                                 6.00             40,000,000                 40,091,200
Electric Power Agency Revenue Bonds
    Series O
        07-01-10                                                 6.00              5,305,000                  5,317,095
Total                                                                                                        45,408,295

South Carolina (1.1%)
Cherokee County Spring City Industrial Development
    Revenue Bonds Knitting Cluett Peabody
        09-01-09                                                 7.40              5,200,000                  6,166,680
Jobs Economic Development Authority
    1st Mortgage Health Facilities Nursing Home Refunding
    Revenue Bonds Lutheran Homes Series 1998
        05-01-26                                                 5.70              5,235,000                  5,142,864
Piedmont Municipal Power Agency Electric
    Refunding Revenue Bonds Series 1986B
        01-01-24                                                 5.75              7,550,000                  7,448,830
Piedmont Municipal Power Agency Electric
    Refunding Revenue Bonds Series 1998A
        01-01-25                                                 4.75              5,000,000                  4,571,200
Public Service Authority Electric System
    Expansion Revenue Bonds Santee Cooper
    Series 1991D
        07-01-31                                                 6.63             14,975,000                 16,440,903
Public Service Authority Electric System
    Revenue Bonds Santee Cooper
    Series 1991B
        07-01-31                                                 6.00              8,000,000                  8,361,840
Public Service Authority Electric System
    Revenue Bonds Santee Cooper
    Series 1993A Inverse Floater (MBIA Insured)
        06-28-13                                                 7.55             17,700,000(c)              19,027,500
Total                                                                                                        67,159,817

South Dakota (0.6%)
Heartland Consumers Power District Electric System
    Refunding Revenue Bonds Series 1986
        01-01-10                                                 6.00             10,205,000                 11,111,510
Sioux Falls Multi-family Housing Revenue Bonds
    Series 1996A
        12-01-34                                                 7.50             12,200,000                 13,019,474
State Lease Revenue Trust Certificates Series 1993
    (CGIC Insured)
        09-01-17                                                 6.70              7,260,000                  8,599,906
Total                                                                                                        32,730,890

Tennessee (0.4%)
Nashville & Davidson Counties Health & Education
    Facilities 1st Mortgage Revenue Bonds
    Blakeford at Green Hills CCRC
        07-01-24                                                 9.25             12,230,000                 15,139,517
Nashville & Davidson Counties Health & Education
    Facilities Board Revenue Bonds
    Zero Coupon Escrowed to Maturity
        06-01-21                                                 5.38             29,109,000(d)               8,359,523
Total                                                                                                        23,499,040

Texas (7.5%)
Alliance Airport Authority Special Facility Revenue Bonds
    American Airlines Series 1990 A.M.T.
        12-01-29                                                 7.50             37,400,000                 39,774,525
Austin Combined Utility Systems Refunding Revenue Bonds
    Series 1985
        05-15-10                                                10.75             10,000,000                 10,694,000
        05-15-15                                                10.75              2,000,000                  2,138,800
Austin Combined Utility Systems Refunding Revenue Bonds
    Series 1986
        11-15-13                                                 5.00             19,985,000                 19,701,413
Board of Regents of the University System General
    Refunding Revenue Bonds Series 1986
        08-15-07                                                 6.50              2,565,000                  2,849,869
Brazos River Authority Collateralized Pollution Control
    Revenue Bonds Texas Utility Electric
    Series 1990A A.M.T.
        02-01-20                                                 8.13             13,205,000                 13,751,423
Brazos River Authority Collateralized Pollution Control
    Revenue Bonds Texas Utility Electric
    Series 1991A A.M.T.
        03-01-21                                                 7.88             24,450,000                 26,346,831
Castlewood Municipal Utility District Water &
    Sewer Systems Unlimited Tax & Refunding Revenue Bonds
    Series 1997
        04-01-14                                                 6.75              2,820,000                  2,957,644
Colony Municipal Utility District 1 Denton County
    Series 1980
        08-01-07                                                 9.25              1,000,000                  1,326,240
Cypress Hill Municipal Utility District 1
    General Obligation Bonds
        09-01-22                                                 5.30              2,045,000                  1,952,791
Dallas &  Fort  Worth  International  Airport  Special  Facility  Revenue  Bonds
    American Airlines Series 1990 A.M.T.
        11-01-25                                                 7.50             26,200,000                 27,801,082
Dallas & Fort Worth  International  Airport Special Facility Revenue Bonds Delta
    Air Lines Series 1991 A.M.T.
        11-01-26                                                 7.13             13,500,000                 14,209,830
Dallas Civic Center Miscellaneous Refunding Revenue
    & Improvement Bonds Series 1998 (MBIA Insured)
        08-15-23                                                 4.88             29,850,000                 28,050,941
Dallas Civic Center Revenue Bonds
    Series A (AMBAC Insured)
        08-15-27                                                 4.75              5,575,000                  5,097,892
Denison Hospital Authority Hospital Revenue Bonds
    Texoma Medical Center Series 1994
        08-15-24                                                 7.10              3,950,000                  4,394,665
Harris County Health Facilities Hospital Revenue Bonds
    Memorial Hospital Series 1992
        06-01-15                                                 7.13             16,000,000                 17,760,320
Harris County Industrial Development Marine Terminal
    Refunding Revenue Bonds GATX Terminal Series 1992
        02-01-22                                                 6.95             15,000,000                 15,999,000
Harris County Municipal Utilities District 196
    Water & Sewer Revenue Bonds Series 1998
        09-01-23                                                 5.50              2,585,000                  2,477,955
Hidalgo County Health Services Corporation
    Hospital Revenue Bonds Mission Hospital
    Series 1996
        08-15-26                                                 6.88              7,880,000                  8,523,875
Houston Water & Sewer System Junior Lien
    Capital Appreciation Refunding Revenue Bonds
    Zero Coupon Series 1998A
    (FSA Insured)
        12-01-25                                                 5.50             30,000,000(d)               7,268,700
        12-01-28                                                 5.50             50,000,000(d)              10,268,500
Interstate Municipal Utility District
    Unlimited Tax Bonds Harris County Series 1996
        09-01-21                                                 6.75              3,020,000                  3,230,041
Karnes County Public Facility Lease Revenue Bonds
        03-01-15                                                 9.20             15,270,000                 19,055,280
Katy Development Authority Metro Contract
    Revenue Bonds Sales Tax Series 1999A
        06-01-09                                                 5.75             14,755,000                 14,688,455
Kings Manor Municipal Utility District
    Waterworks & Sewer Systems Combination
    Unlimited Tax & Revenue Bonds Series 1995
        03-01-18                                                 6.88              2,470,000                  2,679,011
Lubbock Health Facilities Development Corporation
    Fixed Rate 1st Mortgage Revenue Bonds Carillon
    Series 1999A
        07-01-29                                                 6.50             20,145,000                 19,778,160
Midland County Hospital District Revenue Bonds Series 1992
        06-01-16                                                 7.50              3,025,000                  3,346,406
Mineral Wells Independent School Districts Palo Pinto &
    Parker Counties Unlimited Tax General Obligation School
    Building & Refunding Bonds Series 1998
    (Permanent School Fund Guarantee)
        02-15-22                                                 4.75              5,430,000                  5,037,845
        02-15-28                                                 4.75              8,345,000                  7,648,276
Municipal Power Agency
    Refunding Revenue Bonds (MBIA Insured)
        09-01-09                                                 5.25              8,000,000                  8,414,160
Municipal Power Agency
    Revenue Bonds
        09-01-13                                                 5.50              7,410,000                  7,415,928
Rio Grande City Consolidated Independent School District
    Public Facilities Lease Revenue Bonds Series 1995
        07-15-10                                                 6.75              4,000,000                  4,338,200
Rolling Creek Utility District Unlimited Tax
    General Obligation Refunding Bonds
    Series 1998
        03-01-15                                                 5.75              3,660,000                  3,663,038
Sabine River  Authority  Collateralized  Pollution  Control  Revenue Bonds Texas
    Utilities Electric Series 1990A A.M.T.
        02-01-20                                                 8.13             30,500,000                 31,763,614
Uvalde Consolidated Independent School District
    General Obligation Bonds
    (Permanent School Fund Guarantee)
        08-01-22                                                 4.50              5,100,000                  4,571,436
WestSide Calhoun County  Navigation  District Solid Waste Disposal Revenue Bonds
    Union Carbide Chemical & Plastics Series 1991 A.M.T.
        03-15-21                                                 8.20             17,550,000                 18,897,138
Wichita County Health Facilities Development
    Refunding Revenue Bonds
    Rolling Meadows Series 1998A
        01-01-28                                                 6.25             23,425,000                 23,180,209
Total                                                                                                       441,053,493

Utah (1.8%)
Carbon County Solid Waste Disposal
    Refunding Revenue Bonds
    Sunnyside Cogeneration Associates Series 1991 A.M.T.
        07-01-18                                                 9.25             25,350,000(h)              13,942,500
Eagle Mountain Special Assessment Revenue Bonds
    Special Improvement District 98-1 Series 1999
        12-15-12                                                 6.25             12,105,000                 11,737,613
Housing Finance Agency Single Family Mortgage
    Senior Bonds Series 1991C (FGIC Insured)
        07-01-11                                                 7.30                435,000                    455,058
        07-01-16                                                 7.35                340,000                    355,494
Hurricane Health Facilities Development Revenue Bonds
    Mission Health Services Series 1990
        07-01-20                                                10.50              7,570,000                  8,134,722
Intermountain Power Agency Power Supply
    Refunding Revenue Bonds Series 1993B Inverse Floater
        07-01-11                                                 7.57              7,600,000(c)               8,217,500
Intermountain Power Agency Power Supply
    Refunding Revenue Bonds Series 1996C (MBIA Insured)
        07-01-17                                                 5.70             46,000,000                 48,162,920
Intermountain Power Agency Power Supply
    Refunding Revenue Bonds Series F (AMBAC Insured)
        07-01-13                                                 5.00              5,000,000                  4,989,750
Intermountain Power Agency Power Supply
    Revenue Bonds Series 1987A (MBIA Insured)
        07-01-12                                                 5.00              8,000,000                  7,999,600
Tooele County Pollution Control Refunding Revenue Bonds
    Laidlaw Environmental Services Incorporated
    Series 1997A A.M.T.
        07-01-27                                                 7.55              4,000,000                  4,357,000
Total                                                                                                       108,352,157

Virginia (0.7%)
Fairfax County Economic Development Authority
    Educational Facilities Revenue Bonds
    Browne Academy Series 1998
        10-01-08                                                 6.00              1,500,000                  1,493,505
        10-01-23                                                 6.45              5,200,000                  5,204,420
Fairfax County Redevelopment & Housing Authority
    Multi-family Housing Revenue Bonds
    Burkeshire Commons Series 1996
        10-01-36                                                 7.60             13,105,000                 14,226,526
Hopewell City Industrial Development Authority
    Pollution Control Refunding Revenue Bonds
    Stone Container Series 1992
        05-01-10                                                 8.25              3,170,000                  3,462,464
Housing Development Authority Commonwealth
    Mortgage Bonds Series 1992A
        01-01-33                                                 7.15             11,890,000                 12,406,264
Prince William County Service Authority Water & Sewer
    Systems Refunding Revenue Bonds
    Series 1997 (FGIC Insured)
        07-01-29                                                 4.75              1,875,000                  1,728,581
Total                                                                                                        38,521,760

Washington (2.7%)
King County Housing Authority Pooled Housing
    Refunding Revenue Bonds Series 1995A
        03-01-26                                                 7.20              4,000,000                  4,135,960
Longview Industrial Development Corporation Solid Waste
    Revenue Bonds Weyerhauser Series 1991 A.M.T.
        02-01-13                                                 7.45             20,000,000                 21,213,000
Public Power Supply System Nuclear Project 1
    Refunding Revenue Bonds Bonneville Power Administration
    Series 1993A Inverse Floater (FSA Insured)
        07-01-11                                                 7.72             25,000,000(c)              28,843,750
Public Power Supply System Nuclear Project 1
    Refunding Revenue Bonds Series A
        07-01-15                                                 6.50             21,000,000                 22,973,370
Public Power Supply System Nuclear Project 1
    Revenue Bonds Series 1990A
        07-01-17                                                 6.00             38,875,000                 39,981,382
Public Power Supply System Nuclear Project 2
    Revenue Bonds Series 1994A
        07-01-11                                                 5.38             10,000,000                 10,197,200
Snohomish County Public Utilitiy District 1
    Generation System Revenue Bonds Series 1986A
        01-01-20                                                 5.00             17,750,000                 17,745,563
State General Obligation
    Refunding Revenue Bonds
    Zero Coupon Series 1997A
        07-01-19                                                 5.95             16,260,000(d)               5,617,993
State Housing Finance Commission
    Refunding Revenue Bonds Horizon House
    Series 1995A (Asset Guaranty)
        07-01-17                                                 6.00              3,700,000                  3,905,424
        07-01-27                                                 6.13              3,845,000                  4,077,776
Total                                                                                                       158,691,418

West Virginia (1.2%)
Kanawha County Pollution Control
    Revenue Bonds Union Carbide Series 1984
        08-01-04                                                 7.35              3,000,000                  3,392,460
Mason County Pollution Control
    Refunding Revenue Bonds Appalachian Power
    Series 1992J
        10-01-22                                                 6.60             25,000,000                 26,980,251
Pea Ridge Public Service District Sewer
    Refunding Revenue Bonds Series 1990
        05-01-20                                                 9.25              2,505,000                  2,708,581
Putnam County Pollution Control Revenue Bonds
    Appalachian Power Series C
        07-01-19                                                 6.60             10,600,000                 11,327,796
School Building Authority Capital Improvement
    Revenue Bonds Series 1991A
        07-01-21                                                 6.00             20,785,000                 21,737,992
South Charleston Pollution Control Refunding
    Revenue Bonds Union Carbide Series 1985
        08-01-05                                                 7.63              3,000,000                  3,447,630
Total                                                                                                        69,594,710

Wisconsin (0.6%)
Health & Educational Facilities Authority
    Revenue Bonds St. Clare Hospital
        02-15-22                                                 7.00             12,115,000                 13,254,295
Madison Industrial Development
    Refunding Revenue Bonds Madison Gas & Electric
    Series 1992B
        10-01-27                                                 6.70             19,300,000                 20,784,941
State Health & Education Facilities Authority
    Lifecare Revenue Bonds United Lutheran
    Program for the Aging - Luther Manor Series 1998
        03-01-28                                                 5.70              3,250,000                  3,147,073
Total                                                                                                        37,186,309

Wyoming (0.2%)
Natrona County Hospital Revenue Bonds
    Wyoming Medical Center
        09-15-10                                                 8.13              6,500,000                  7,006,545
State Farm Loan Board Capital Facilities
    Revenue Bonds Series 1994
        04-01-24                                                 6.10              5,000,000                  5,392,600
Total                                                                                                        12,399,145

Total municipal bonds
(Cost: $5,289,057,689)                                                                                   $5,801,659,440





Municipal note (--%)
Issuer(e,f)                                                    Effective            Amount                    Value(a)
                                                                 yield            payable at
                                                                                   maturity

Mississippi Solid Waste
    Revenue Bonds 1995 V.R. A.M.T.
        07-01-25                                                 3.30%            $2,400,000                 $2,400,000

Total municipal note

(Cost: $2,400,000)                                                                                           $2,400,000

Total investments in securities
(Cost: $5,291,457,689)(j)                                                                                $5,804,059,440

See accompanying notes to investments in  securities.


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:
ACA         --     ACA Financial Guaranty Corporation
AMBAC       --     American Municipal Bond Association Corporation
BIG         --     Bond Investors Guarantee
CGIC        --     Capital Guaranty Insurance Company
FGIC        --     Financial Guarantee Insurance Corporation
FHA         --     Federal Housing Authority
FNMA        --     Federal National Mortgage Association
FSA         --     Financial Security Assurance
GNMA        --     Government National Mortgage Association
MBIA        --     Municipal Bond Investors Assurance

(c) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 1999. Inverse floaters in the aggregate represent 6.16% of the Fund's net assets as of May 31, 1999.

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) The Portfolio is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 1999.

(f) The following abbreviations may be used in the portfolio descriptions:
A.M.T.       --     Alternative Minimum Tax -- As of May 31, 1999, the value of securities subject to alternative minimum tax represented
                    16.62% of net assets.
B.A.N.       --     Bond Anticipation Note
C.P.         --     Commercial Paper
R.A.N.       --     Revenue Anticipation Note
T.A.N.       --     Tax Anticipation Note
T.R.A.N.     --     Tax & Revenue Anticipation Note
V.R.         --     Variable Rate
V.R.D.B.     --     Variable Rate Demand Bond
V.R.D.N.     --     Variable Rate Demand Note

(g) At May 31, 1999, the cost of securities purchased, including interest purchased, on a when-issued basis was $7,669,520.

(h) Non-income producing. Item identified is in default as to payment of interest and/or principal.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                            Notional amount

Purchase contracts
Municipal Bonds, Sept. 1999                        $250,000

(j) At May 31, 1999, the cost of securities for federal income tax purposes was approximately $5,291,457,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                            $542,753,000
Unrealized depreciation                             (30,151,000)
                                                    -----------
Net unrealized appreciation                        $512,602,000

            American Express Service Corporation, Distributor



                                                               S-6123 D (7/99)